Schedule of Investments (unaudited) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
AAR Corp.(a)	3,882	$139,053
Aerojet Rocketdyne Holdings, Inc.(a)(b)	10,669	426,653
AeroVironment, Inc.(a)	711	59,269
Airbus SE	2,404	207,226
Astra Space, Inc.(a)(b)	13,108	8,009
Astronics Corp.(a)	10,456	82,184
Axon Enterprise, Inc.(a)	223	25,812
BAE Systems PLC	6,786	59,625
Boeing Co.(a)	3,666	443,879
Curtiss-Wright Corp.(b)	2,863	398,415
Dassault Aviation SA	382	43,461
Embraer SA, ADR(a)	10,455	89,913
General Dynamics Corp.	7,464	1,583,637
HEICO Corp.	1,424	205,028
HEICO Corp., Class A	615	70,491
Hexcel Corp.	286	14,792
Huntington Ingalls Industries, Inc.	394	87,271
Kongsberg Gruppen ASA	2,393	72,622
Kratos Defense & Security Solutions, Inc.(a)	22,831	231,963
L3Harris Technologies, Inc.	1,235	256,670
Lockheed Martin Corp.	4,635	1,790,454
Mercury Systems, Inc.(a)	192	7,795
Moog, Inc., Class A	8,463	595,372
Northrop Grumman Corp.(b)	1,640	771,325
Parsons Corp.(a)	11,402	446,958
Raytheon Technologies Corp.	7,789	637,608
Rheinmetall AG	212	32,641
Safran SA	1,125	102,363
Textron, Inc.	1,550	90,303
Thales SA	251	27,659
TransDigm Group, Inc.	341	178,964
V2X, Inc.(a)	5,273	186,664
Woodward, Inc.	204	16,373

		9,390,452

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(b)	5,667	545,789
Deutsche Post AG, Registered Shares	1,874	56,482
DSV A/S	432	50,608
Expeditors International of Washington, Inc.(b)	5,452	481,466
FedEx Corp.	4,357	646,884
Forward Air Corp.(b)	3,561	321,416
GXO Logistics, Inc.(a)	344	12,061
Hub Group, Inc., Class A(a)	8,324	574,189
Hyundai Glovis Co. Ltd.	2,063	232,187
Radiant Logistics, Inc.(a)	6,856	39,010
SF Holding Co. Ltd., Class A	54,000	356,244
United Parcel Service, Inc., Class B(b)	6,496	1,049,364
YTO Express Group Co. Ltd., Class A	95,700	277,276
ZTO Express Cayman, Inc., ADR(b)	8,415	202,212

		4,845,188

Airlines(a) — 0.2%
Alaska Air Group, Inc.	423	16,561
Allegiant Travel Co.	1,020	74,440
American Airlines Group, Inc.(b)	2,199	26,476
Asiana Airlines, Inc.	7,094	59,749
Copa Holdings SA, Class A(b)	142	9,515
Delta Air Lines, Inc.	3,895	109,294
Hawaiian Holdings, Inc.	1,852	24,354
JetBlue Airways Corp.	5,735	38,023

Security	Shares	Value

Airlines (continued)
Joby Aviation, Inc.(b)	9,495	$41,113
Korean Air Lines Co. Ltd.	24,115	367,975
Qantas Airways Ltd.	6,008	19,280
SkyWest, Inc.	4,501	73,186
Southwest Airlines Co.	7,256	223,775
Spirit Airlines, Inc.(b)	8,552	160,949
United Airlines Holdings, Inc.	1,114	36,238
Wheels Up Experience, Inc.	22,632	26,027

		1,306,955

Auto Components — 0.5%
Adient PLC(a)	10,562	293,096
Aptiv PLC(a)	2,726	213,201
Cie Generale des Etablissements Michelin SCA	2,416	54,132
Cooper-Standard Holdings, Inc.(a)	5,582	32,599
Dana, Inc.	19,189	219,330
Denso Corp.	1,400	64,012
Fox Factory Holding Corp.(a)	3,830	302,876
Fuyao Glass Industry Group Co. Ltd., Class H(c)	19,200	76,987
Gentex Corp.	811	19,334
Goodyear Tire & Rubber Co.(a)	26,322	265,589
HL Mando Co. Ltd.	2,969	90,831
Huizhou Desay Sv Automotive Co. Ltd., Class A	3,600	69,267
Hyundai Mobis Co. Ltd.	5,180	683,778
Hyundai Wia Corp.	2,880	119,525
LCI Industries(b)	2,841	288,248
Lear Corp.	3,910	467,988
Luminar Technologies, Inc.(a)(b)	15,053	109,661
Modine Manufacturing Co.(a)	4,703	60,857
Patrick Industries, Inc.	4,317	189,257
QuantumScape Corp.(a)(b)	837	7,039
Visteon Corp.(a)	4,037	428,164

		4,055,771

Automobiles — 1.8%
Astra International Tbk PT	561,800	243,119
BAIC Motor Corp. Ltd., Class H(c)	556,500	121,024
Bayerische Motoren Werke AG	2,518	170,664
BYD Co. Ltd., Class A	18,200	641,178
BYD Co. Ltd., Class H	41,000	1,010,057
Dongfeng Motor Group Co. Ltd., Class H	272,000	145,400
Eicher Motors Ltd.	2,072	92,824
Ferrari NV	768	142,223
Ford Motor Co.(b)	21,304	238,605
Geely Automobile Holdings Ltd.	185,000	253,171
General Motors Co.	11,067	355,140
Great Wall Motor Co. Ltd., Class H	295,500	336,882
Guangzhou Automobile Group Co. Ltd., Class A	59,100	99,787
Guangzhou Automobile Group Co. Ltd., Class H	192,000	136,424
Harley-Davidson, Inc.	525	18,312
Honda Motor Co. Ltd.	4,200	91,164
Hyundai Motor Co.	1,734	211,615
Kia Corp.	8,327	414,451
Li Auto, Inc., ADR(a)	14,627	336,567
Lucid Group, Inc.(a)(b)	7,842	109,553
Mahindra & Mahindra Ltd.	17,915	277,178
Maruti Suzuki India Ltd.	1,984	214,166
Mercedes-Benz Group AG, Registered Shares	3,875	195,947
NIO, Inc., ADR(a)	37,326	588,631
Renault SA(a)	1,460	39,502
Rivian Automotive, Inc., Class A(a)(b)	3,766	123,939
Stellantis NV	10,850	128,165
Suzuki Motor Corp.	1,300	40,469

1

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Tesla, Inc.(a)	24,486	$6,494,912
Thor Industries, Inc.(b)	183	12,806
Toyota Motor Corp.	36,500	477,071
TVS Motor Co. Ltd.	9,478	119,463
Volkswagen AG	167	27,216
Volvo Car AB, Class B(a)(b)	5,578	24,205
Winnebago Industries, Inc.(b)	6,229	331,445
XPeng, Inc., ADR(a)	10,453	124,913

		14,388,188

Banks — 6.9%
1st Source Corp.	2,620	121,306
Abu Dhabi Commercial Bank PJSC	66,002	161,893
Abu Dhabi Islamic Bank PJSC	39,345	96,820
Agricultural Bank of China Ltd., Class H	771,000	230,757
Al Rajhi Bank(a)	69,965	1,497,824
Alinma Bank	43,045	411,754
Amalgamated Financial Corp.	2,671	60,231
Ameris Bancorp(b)	4,600	205,666
Associated Banc-Corp.	25,191	505,835
Australia & New Zealand Banking Group Ltd.	11,899	174,187
Axis Bank Ltd.	85,853	767,649
Banco Bilbao Vizcaya Argentaria SA	12,811	57,468
Banco do Brasil SA	37,415	267,173
Banco Santander SA	36,458	84,834
Bank Central Asia Tbk PT	3,394,600	1,894,999
Bank Mandiri Persero Tbk PT	859,300	527,645
Bank of America Corp.(b)	99,253	2,997,441
Bank of Chengdu Co. Ltd., Class A	48,600	111,085
Bank of China Ltd., Class H	2,271,000	741,697
Bank of Hawaii Corp.(b)	137	10,428
Bank OZK	407	16,101
Bank Rakyat Indonesia Persero Tbk PT	4,497,700	1,316,353
BankFinancial Corp.	21,213	200,675
Banque Saudi Fransi	11,840	130,796
Barclays PLC	52,374	83,334
BNP Paribas SA	3,391	143,233
BOC Hong Kong Holdings Ltd.	16,500	54,874
BOK Financial Corp.	104	9,241
Byline Bancorp, Inc.	4,274	86,549
Cadence Bank(b)	9,003	228,766
CaixaBank SA	11,014	35,475
Capital City Bank Group, Inc.	26,042	810,167
Capitec Bank Holdings Ltd.	5,647	483,803
Capstar Financial Holdings, Inc.(b)	8,994	166,659
Cathay General Bancorp	4,237	162,955
Central Pacific Financial Corp.	17,812	368,530
China Construction Bank Corp., Class H	2,818,000	1,626,554
China Merchants Bank Co. Ltd., Class H	237,000	1,096,802
China Minsheng Banking Corp. Ltd., Class H(b)	178,000	50,899
CIMB Group Holdings Bhd	232,400	256,244
Citigroup, Inc.	11,554	481,455
Citizens Financial Group, Inc.	3,120	107,203
Colony Bankcorp, Inc.(b)	812	10,580
Comerica, Inc.	452	32,137
Commerce Bancshares, Inc.	379	25,075
Commonwealth Bank of Australia	6,248	363,477
Community Trust Bancorp, Inc.	4,081	165,485
ConnectOne Bancorp, Inc.	3,638	83,892
Credit Agricole SA	4,229	34,331
Cullen/Frost Bankers, Inc.(b)	196	25,915
Customers Bancorp, Inc.(a)	2,451	72,256

Security	Shares	Value

Banks (continued)
Danske Bank A/S	1,691	$21,047
DBS Group Holdings Ltd.	9,000	208,200
DNB Bank ASA	14,045	222,867
Dubai Islamic Bank PJSC	78,625	127,556
East West Bancorp, Inc.	486	32,630
Emirates NBD Bank PJSC	74,160	259,315
Enterprise Bancorp, Inc.	1,250	37,388
Farmers National Banc Corp.	3,783	49,519
FB Financial Corp.	10,658	407,242
Fifth Third Bancorp	2,666	85,205
FinecoBank Banca Fineco SpA	4,991	61,641
First Abu Dhabi Bank PJSC	110,973	538,271
First Bancshares, Inc.	3,535	105,590
First Bank	6,320	86,394
First Business Financial Services, Inc.	3,024	97,705
First Citizens BancShares, Inc., Class A	49	39,074
First Commonwealth Financial Corp.	6,808	87,415
First Financial Bankshares, Inc.	8,071	337,610
First Financial Corp.	1,526	68,960
First Financial Holding Co. Ltd.	229,000	186,944
First Financial Northwest, Inc.	20,766	308,167
First Foundation, Inc.	12,094	219,385
First Hawaiian, Inc.	436	10,739
First Horizon Corp.	1,822	41,724
First Northwest Bancorp	2,493	40,137
First Republic Bank	742	96,868
First Savings Financial Group, Inc.(b)	1,623	37,297
FNB Corp.	1,171	13,584
Fulton Financial Corp.(b)	54,251	857,166
Grupo Financiero Banorte SAB de CV, Class O	77,403	497,021
Hana Financial Group, Inc.	5,097	125,157
Hancock Whitney Corp.	18,575	850,921
Hang Seng Bank Ltd.	3,700	56,212
Hanmi Financial Corp.	2,110	49,965
HBT Financial, Inc.(b)	13,634	247,457
HDFC Bank Ltd.	35,544	615,817
HDFC Bank Ltd., ADR	6,011	351,163
Heartland Financial USA, Inc.	16,274	705,641
Hilltop Holdings, Inc.	5,097	126,660
HomeTrust Bancshares, Inc.	3,149	69,593
Horizon Bancorp, Inc.	9,115	163,705
HSBC Holdings PLC	69,217	358,396
Huntington Bancshares, Inc.	17,679	233,009
ICICI Bank Ltd.	147,777	1,551,548
ICICI Bank Ltd., ADR	32,417	679,785
Independent Bank Corp.	19,456	371,610
Independent Bank Group, Inc.	2,779	170,603
Industrial & Commercial Bank of China Ltd., Class H	1,713,000	803,579
ING Groep NV	11,381	97,517
Intesa Sanpaolo SpA	39,119	64,664
Investar Holding Corp.	3,270	65,073
JPMorgan Chase & Co.	33,120	3,461,040
KB Financial Group, Inc.	12,629	381,377
KB Financial Group, Inc., ADR(b)	8,448	254,623
KBC Group NV	640	30,371
KeyCorp	9,010	144,340
Kiatnakin Phatra Bank PCL, NVDR	33,400	60,576
Kotak Mahindra Bank Ltd.	27,923	619,737
Kuwait Finance House KSCP	215,058	583,288
Lakeland Bancorp, Inc.	23,132	370,343
M&T Bank Corp.	782	137,882
Mercantile Bank Corp.	2,662	79,088

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Meridian Corp.	2,911	$84,914
Metropolitan Bank & Trust Co.	131,950	108,827
Metropolitan Bank Holding Corp.(a)(b)	412	26,516
Mid Penn Bancorp, Inc.(b)	6,719	193,037
Midland States Bancorp, Inc.	25,855	609,402
MidWestOne Financial Group, Inc.	758	20,686
Mitsubishi UFJ Financial Group, Inc.	33,900	153,571
Mizuho Financial Group, Inc.	5,920	64,082
National Australia Bank Ltd.	13,117	242,870
National Bank of Kuwait SAKP	206,580	650,840
NatWest Group PLC	29,961	74,624
Nedbank Group Ltd.(b)	12,397	136,805
Nordea Bank Abp	8,742	74,816
Northrim BanCorp, Inc.	7,193	298,941
OceanFirst Financial Corp.(b)	23,683	441,451
Old National Bancorp	34,347	565,695
Origin Bancorp, Inc.(b)	5,131	197,390
OTP Bank Nyrt	6,420	117,121
Oversea-Chinese Banking Corp. Ltd.	10,500	86,036
PacWest Bancorp	397	8,972
Peapack-Gladstone Financial Corp.	6,035	203,078
Ping An Bank Co. Ltd., Class A	53,100	87,878
Pinnacle Financial Partners, Inc.	255	20,681
Popular, Inc.	273	19,672
Postal Savings Bank of China Co. Ltd., Class H(c)	131,000	76,997
Premier Financial Corp.	17,348	445,844
Prosperity Bancshares, Inc.	306	20,404
Public Bank Bhd	377,300	343,386
Qatar Islamic Bank SAQ	73,107	489,200
Qatar National Bank QPSC	166,543	898,599
Regions Financial Corp.(b)	5,324	106,853
Republic First Bancorp, Inc.(a)	78,503	222,164
Riverview Bancorp, Inc.	56,323	357,651
Riyad Bank	11,943	100,257
Salisbury Bancorp, Inc.(b)	3,686	88,317
Sandy Spring Bancorp, Inc.	5,321	187,618
Saudi British Bank	7,212	74,575
Saudi National Bank	53,917	899,631
Sberbank of Russia PJSC(a)(d)	141,048	23
Seacoast Banking Corp. of Florida(b)	3,426	103,568
ServisFirst Bancshares, Inc.(b)	2,782	222,560
Shanghai Commercial & Savings Bank Ltd.	45,000	69,734
Shinhan Financial Group Co. Ltd.	13,377	310,736
Shinhan Financial Group Co. Ltd., ADR(b)	5,865	134,895
Sierra Bancorp	13,723	271,029
Signature Bank	280	42,280
Skandinaviska Enskilda Banken AB, Class A	2,712	25,847
SmartFinancial, Inc.	8,201	202,647
Societe Generale SA	1,411	27,904
South Plains Financial, Inc.	5,456	150,367
Standard Bank Group Ltd.	63,336	500,338
Standard Chartered PLC	7,538	47,147
State Bank of India	50,989	330,207
Sumitomo Mitsui Financial Group, Inc.	3,300	91,481
Sumitomo Mitsui Trust Holdings, Inc.	700	19,908
SVB Financial Group(a)	257	86,295
Synovus Financial Corp.	498	18,680
Taiwan Cooperative Financial Holding Co. Ltd.	365,000	300,516
Texas Capital Bancshares, Inc.(a)	4,465	263,569
TMBThanachart Bank PCL, NVDR	1,650,000	52,702
Towne Bank	15,673	420,507
Triumph Bancorp, Inc.(a)	809	43,969

Security	Shares	Value

Banks (continued)
Truist Financial Corp.	3,285	$143,029
U.S. Bancorp	13,441	541,941
UMB Financial Corp.	4,647	391,696
Umpqua Holdings Corp.	740	12,647
UniCredit SpA	5,146	52,099
United Overseas Bank Ltd.	3,500	63,394
Univest Financial Corp.	3,395	79,715
Veritex Holdings, Inc.	5,963	158,556
Washington Federal, Inc.	3,707	111,136
Webster Financial Corp.	521	23,549
Wells Fargo & Co.	19,238	773,752
WesBanco, Inc.	16,383	546,701
Western Alliance Bancorp	358	23,535
Westpac Banking Corp.	13,574	179,584
Wintrust Financial Corp.	194	15,821
Zions Bancorp NA	512	26,040

		54,399,414

Beverages — 1.6%
Ambev SA	269,551	776,520
Ambev SA, ADR(b)	19,277	54,554
Anadolu Efes Biracilik Ve Malt Sanayii A/S	66,471	143,624
Anheuser-Busch InBev SA	3,510	158,991
Anhui Gujing Distillery Co. Ltd., Class A	5,700	216,797
Asahi Group Holdings Ltd.	1,300	40,529
Boston Beer Co., Inc., Class A(a)	32	10,357
Brown-Forman Corp., Class A(b)	156	10,539
Brown-Forman Corp., Class B	10,776	717,358
Carlsberg A/S, Class B	617	72,150
Celsius Holdings, Inc.(a)	2,918	264,604
China Resources Beer Holdings Co. Ltd.	60,000	416,204
Coca-Cola Co.	13,924	780,022
Coca-Cola Consolidated, Inc.	563	231,804
Coca-Cola Europacific Partners PLC	5,292	225,545
Coca-Cola Femsa SAB de CV	41,882	244,706
Coca-Cola Femsa SAB de CV, ADR	3,272	191,052
Coca-Cola HBC AG, Class DI	2,492	52,070
Constellation Brands, Inc., Class A	416	95,547
Diageo PLC	8,792	370,086
Duckhorn Portfolio, Inc.(a)	4,875	70,346
Fomento Economico Mexicano SAB de CV	60,601	379,804
Fomento Economico Mexicano SAB de CV, ADR	3,389	212,660
Heineken Holding NV	1,103	75,510
Heineken NV	926	80,869
Hite Jinro Co. Ltd.	8,360	153,920
Ito En Ltd.	600	24,270
Keurig Dr Pepper, Inc.(b)	1,375	49,252
Kirin Holdings Co. Ltd.	4,500	69,326
Kweichow Moutai Co. Ltd., Class A	2,700	705,782
Luzhou Laojiao Co. Ltd., Class A	5,000	161,354
MGP Ingredients, Inc.(b)	2,616	277,715
Monster Beverage Corp.(a)	653	56,785
National Beverage Corp.(b)	1,520	58,581
PepsiCo, Inc.	21,318	3,480,377
Pernod Ricard SA	1,178	216,109
Primo Water Corp.	39,923	501,034
Remy Cointreau SA	122	20,246
Suntory Beverage & Food Ltd.	500	17,795
Treasury Wine Estates Ltd.	7,164	57,644
Varun Beverages Ltd.	47,936	612,703
Vita Coco Co., Inc.(a)	3,473	39,557

		12,394,698

3

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology — 3.2%
2seventy bio, Inc.(a)	2,719	$39,561
3SBio, Inc.(c)	448,500	317,747
4D Molecular Therapeutics, Inc.(a)	1,572	12,639
89bio, Inc.(a)	1,320	7,643
AbbVie, Inc.	13,080	1,755,467
Abeona Therapeutics, Inc.(a)(b)	482	1,465
ACADIA Pharmaceuticals, Inc.(a)	13,577	222,120
ADMA Biologics, Inc.(a)	46,625	113,299
Affimed NV(a)	11,343	23,367
Agenus, Inc.(a)	27,624	56,629
Agios Pharmaceuticals, Inc.(a)	6,971	197,140
Akebia Therapeutics, Inc.(a)	17,028	5,384
Akero Therapeutics, Inc.(a)	1,434	48,828
Akouos, Inc.(a)(b)	1,837	12,418
Albireo Pharma, Inc.(a)	1,463	28,324
Alector, Inc.(a)	10,242	96,889
Aligos Therapeutics, Inc.(a)	3,453	3,798
Alkermes PLC(a)	18,231	407,098
Allakos, Inc.(a)	13,729	84,021
Allogene Therapeutics, Inc.(a)(b)	15,705	169,614
Allovir, Inc.(a)(b)	6,313	49,810
Alnylam Pharmaceuticals, Inc.(a)	610	122,098
ALX Oncology Holdings, Inc.(a)	4,071	38,959
Amgen, Inc.(b)	7,328	1,651,731
Amicus Therapeutics, Inc.(a)	19,044	198,819
Apellis Pharmaceuticals, Inc.(a)	9,133	623,784
Applied Molecular Transport, Inc.(a)	3,993	3,886
Applied Therapeutics, Inc.(a)	1,218	1,133
Aprea Therapeutics, Inc.(a)(b)	5,798	3,769
Aptinyx, Inc.(a)	12,794	4,709
AquaBounty Technologies, Inc.(a)(b)	3	2
Arcturus Therapeutics Holdings, Inc.(a)(b)	5,233	77,553
Arcus Biosciences, Inc.(a)	5,063	132,448
Arcutis Biotherapeutics, Inc.(a)	4,937	94,346
Argenx SE(a)	224	79,716
Arrowhead Pharmaceuticals, Inc.(a)	3,517	116,237
Assembly Biosciences, Inc.(a)	24,276	39,813
Astria Therapeutics, Inc.(a)(b)	2,019	18,252
Atara Biotherapeutics, Inc.(a)	13,336	50,410
Athenex, Inc.(a)	8,143	2,194
Atossa Therapeutics, Inc.(a)	11,978	9,981
Atreca, Inc., Class A(a)	11,605	18,220
Aurinia Pharmaceuticals, Inc.(a)	7,116	53,512
Avidity Biosciences, Inc.(a)	7,268	118,686
Avrobio, Inc.(a)	3,970	2,551
Beam Therapeutics, Inc.(a)	6,332	301,656
BeiGene Ltd., ADR(a)	1,224	165,020
Beyondspring, Inc.(a)(b)	6,288	6,225
BioCryst Pharmaceuticals, Inc.(a)	8,806	110,956
Biogen, Inc.(a)	2,855	762,285
Biohaven Pharmaceutical Holding Co. Ltd.(a)	4,901	740,884
BioMarin Pharmaceutical, Inc.(a)	3,096	262,448
Bioxcel Therapeutics, Inc.(a)	3,669	43,368
Black Diamond Therapeutics, Inc.(a)	8,489	14,346
Bluebird Bio, Inc.(a)	8,394	53,134
Blueprint Medicines Corp.(a)	11,251	741,328
Bolt Biotherapeutics, Inc.(a)	1,792	2,652
Bridgebio Pharma, Inc.(a)	15,332	152,400
C4 Therapeutics, Inc.(a)	4,328	37,957
Cabaletta Bio, Inc.(a)(b)	4,042	2,628
CareDx, Inc.(a)	5,775	98,290
Caribou Biosciences, Inc.(a)	4,033	42,548
Catalyst Biosciences, Inc.(b)	6,436	3,244

Security	Shares	Value

Biotechnology (continued)
Celldex Therapeutics, Inc.(a)	2,166	$60,886
Celltrion, Inc.	2,147	260,574
Centogene NV(a)(b)	910	1,137
Cerevel Therapeutics Holdings, Inc.(a)	2,205	62,313
ChemoCentryx, Inc.(a)	3,858	199,304
Cidara Therapeutics, Inc.(a)(b)	14,886	9,348
Coherus Biosciences, Inc.(a)	10,935	105,085
Corbus Pharmaceuticals Holdings, Inc.(a)	12,901	2,129
Corvus Pharmaceuticals, Inc.(a)(b)	5,735	4,694
CSL Ltd.	1,839	334,454
CTI BioPharma Corp.(a)(b)	6,549	38,115
Cue Biopharma, Inc.(a)	3,329	7,424
Cullinan Oncology, Inc.(a)	3,612	46,306
Cytokinetics, Inc.(a)(b)	6,139	297,435
Day One Biopharmaceuticals, Inc.(a)	1,234	24,717
Deciphera Pharmaceuticals, Inc.(a)	16,261	300,828
Denali Therapeutics, Inc.(a)	12,772	391,973
Dynavax Technologies Corp.(a)(b)	5,280	55,123
Dyne Therapeutics, Inc.(a)	3,265	41,465
Editas Medicine, Inc.(a)	13,640	166,954
Emergent BioSolutions, Inc.(a)	7,279	152,786
Enanta Pharmaceuticals, Inc.(a)	3,007	155,973
Erasca, Inc.(a)(b)	2,545	19,851
Exact Sciences Corp.(a)(b)	8,307	269,894
Exagen, Inc.(a)	3,265	8,848
Exelixis, Inc.(a)	5,538	86,836
Exicure, Inc.(a)	178	279
Fate Therapeutics, Inc.(a)	16,526	370,348
Fennec Pharmaceuticals, Inc.(a)	1,750	14,175
FibroGen, Inc.(a)	8,675	112,862
Foghorn Therapeutics, Inc.(a)(b)	2,487	21,338
Forma Therapeutics Holdings, Inc.(a)	7,697	153,555
Forte Biosciences, Inc.(a)	1,659	1,775
Frequency Therapeutics, Inc.(a)(b)	4,657	8,336
G1 Therapeutics, Inc.(a)(b)	5,130	64,074
Galera Therapeutics, Inc.(a)	4,076	7,092
Genmab A/S(a)	250	80,426
Gilead Sciences, Inc.	12,321	760,082
Global Blood Therapeutics, Inc.(a)	5,332	363,109
GlycoMimetics, Inc.(a)(b)	5,325	2,938
Gossamer Bio, Inc.(a)	7,548	90,425
Green Cross Corp.	1,168	100,078
Gritstone bio, Inc.(a)	11,781	30,277
Halozyme Therapeutics, Inc.(a)	10,816	427,665
Heron Therapeutics, Inc.(a)	19,939	84,143
Homology Medicines, Inc.(a)	6,560	10,562
Horizon Therapeutics PLC(a)(b)	2,948	182,452
Hugel, Inc.(a)	3,385	239,370
IGM Biosciences, Inc.(a)	1,536	34,929
ImmunoGen, Inc.(a)	18,587	88,846
Incyte Corp.(a)	823	54,845
Infinity Pharmaceuticals, Inc.(a)	6,021	7,165
Inhibrx, Inc.(a)	3,276	58,804
Inovio Pharmaceuticals, Inc.(a)(b)	18,125	31,266
Inozyme Pharma, Inc.(a)	892	2,391
Insmed, Inc.(a)	11,400	245,556
Intellia Therapeutics, Inc.(a)	7,750	433,690
Intercept Pharmaceuticals, Inc.(a)(b)	7,798	108,782
Ionis Pharmaceuticals, Inc.(a)	481	21,275
Iovance Biotherapeutics, Inc.(a)(b)	9,251	88,625
Ironwood Pharmaceuticals, Inc.(a)(b)	26,367	273,162
iTeos Therapeutics, Inc.(a)	3,395	64,675
IVERIC bio, Inc.(a)	5,354	96,051

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Jounce Therapeutics, Inc.(a)	3,154	$7,380
Karuna Therapeutics, Inc.(a)	1,828	411,172
Karyopharm Therapeutics, Inc.(a)(b)	16,540	90,308
Kiniksa Pharmaceuticals Ltd., Class A(a)	23,163	297,413
Kinnate Biopharma, Inc.(a)	3,570	42,661
Kodiak Sciences, Inc.(a)	14,110	109,211
Kronos Bio, Inc.(a)	4,102	13,742
Krystal Biotech, Inc.(a)(b)	403	28,089
Kura Oncology, Inc.(a)	5,419	74,024
Kymera Therapeutics, Inc.(a)	6,566	142,942
LogicBio Therapeutics, Inc.(a)	2,154	587
MacroGenics, Inc.(a)	8,276	28,635
Madrigal Pharmaceuticals, Inc.(a)	1,594	103,594
MannKind Corp.(a)	23,905	73,866
Mersana Therapeutics, Inc.(a)	14,515	98,121
Mirati Therapeutics, Inc.(a)	144	10,057
Mirum Pharmaceuticals, Inc.(a)(b)	5,439	114,273
Moderna, Inc.(a)	1,652	195,349
Molecular Templates, Inc.(a)	1,349	1,011
Morphic Holding, Inc.(a)(b)	1,277	36,139
Mustang Bio, Inc.(a)	5,399	2,534
Myriad Genetics, Inc.(a)	9,432	179,963
Natera, Inc.(a)	1,307	57,273
Neurocrine Biosciences, Inc.(a)	614	65,213
NextCure, Inc.(a)	6,872	18,898
Nkarta, Inc.(a)	3,726	49,034
Novavax, Inc.(a)(b)	2,271	41,332
Nurix Therapeutics, Inc.(a)	5,010	65,280
Nymox Pharmaceutical Corp.(a)(b)	5,685	2,395
Ocugen, Inc.(a)(b)	14,692	26,152
Olema Pharmaceuticals, Inc.(a)	3,835	10,585
Oncorus, Inc.(a)	2,121	1,803
Oncternal Therapeutics, Inc.(a)	4,499	4,011
Oyster Point Pharma, Inc.(a)(b)	3,332	18,726
Passage Bio, Inc.(a)	8,451	10,564
PharmaResearch Co. Ltd.	1,741	68,199
Pieris Pharmaceuticals, Inc.(a)	6,677	7,679
PMV Pharmaceuticals, Inc.(a)(b)	3,522	41,912
Poseida Therapeutics, Inc.(a)	5,208	18,384
Precigen, Inc.(a)	4,316	9,150
Precision BioSciences, Inc.(a)	9,626	12,514
Prelude Therapeutics, Inc.(a)	1,281	8,467
Prevail Therapeutics, Inc.(d)	1,105	553
Prometheus Biosciences, Inc.(a)	1,370	80,844
PTC Therapeutics, Inc.(a)	7,993	401,249
Puma Biotechnology, Inc.(a)	7,912	18,751
Quince Therapeutics, Inc.(a)	608	809
Recursion Pharmaceuticals, Inc., Class A(a)(b)	9,750	103,740
Regeneron Pharmaceuticals, Inc.(a)	487	335,480
REGENXBIO, Inc.(a)	3,859	101,993
Relay Therapeutics, Inc.(a)	9,580	214,305
Revolution Medicines, Inc.(a)	4,844	95,524
Rhythm Pharmaceuticals, Inc.(a)(b)	1,265	30,992
Rigel Pharmaceuticals, Inc.(a)	21,910	25,854
Rocket Pharmaceuticals, Inc.(a)	10,168	162,281
Sage Therapeutics, Inc.(a)	2,501	97,939
Sana Biotechnology, Inc.(a)	9,625	57,750
Sangamo Therapeutics, Inc.(a)	35,488	173,891
Sarepta Therapeutics, Inc.(a)	286	31,614
Seagen, Inc.(a)	2,797	382,714
Seres Therapeutics, Inc.(a)	4,888	31,381
Shattuck Labs, Inc.(a)	2,210	5,967

Security	Shares	Value

Biotechnology (continued)
Sigilon Therapeutics, Inc.(a)	2,256	$1,139
Solid Biosciences, Inc.(a)	34,854	16,263
Sorrento Therapeutics, Inc.(a)(b)	67,965	106,705
Spectrum Pharmaceuticals, Inc.(a)	19,129	8,225
SpringWorks Therapeutics, Inc.(a)	3,488	99,513
SQZ Biotechnologies Co.(a)	1,471	3,354
Stoke Therapeutics, Inc.(a)	966	12,403
Surface Oncology, Inc.(a)	4,415	4,592
Sutro Biopharma, Inc.(a)	4,252	23,599
Swedish Orphan Biovitrum AB(a)	817	15,790
Syndax Pharmaceuticals, Inc.(a)	1,460	35,084
Syros Pharmaceuticals, Inc.	731	4,708
Taysha Gene Therapies, Inc.(a)(b)	3,969	7,660
TCR2 Therapeutics, Inc.(a)	4,603	8,285
TG Therapeutics, Inc.(a)	9,250	54,760
Travere Therapeutics, Inc.(a)	6,037	148,752
Twist Bioscience Corp.(a)(b)	5,921	208,656
Ultragenyx Pharmaceutical, Inc.(a)	2,377	98,432
United Therapeutics Corp.(a)	152	31,826
UNITY Biotechnology, Inc.(a)(b)	5,174	2,044
UroGen Pharma Ltd.(a)	1,960	16,307
Vaxcyte, Inc.(a)(b)	2,223	53,352
Veracyte, Inc.(a)(b)	7,968	132,269
Vericel Corp.(a)	2,395	55,564
Vertex Pharmaceuticals, Inc.(a)	1,849	535,359
Verve Therapeutics, Inc.(a)(b)	3,512	120,637
Vincerx Pharma, Inc.(a)	1,674	2,310
Vir Biotechnology, Inc.(a)	10,329	199,143
Voyager Therapeutics, Inc.(a)(b)	2,265	13,409
Y-mAbs Therapeutics, Inc.(a)	3,175	45,783
Yumanity Therapeutics, Inc.(a)	2,431	3,817
Zai Lab Ltd., ADR(a)	2,035	69,597
Zentalis Pharmaceuticals, Inc.(a)	2,513	54,432
Zogenix, Inc.(d)	4,305	2,927

		25,646,283

Building Materials — 0.0%
Radius Health, Inc.	2,221	178

Building Products — 0.8%
A O Smith Corp.	2,674	129,903
Advanced Drainage Systems, Inc.	211	26,242
Allegion PLC	978	87,707
Apogee Enterprises, Inc.	2,350	89,817
Armstrong World Industries, Inc.	163	12,914
Assa Abloy AB, Class B	3,528	66,101
AZEK Co., Inc.(a)	385	6,399
Builders FirstSource, Inc.(a)	9,053	533,403
Carlisle Cos., Inc.	537	150,580
Carrier Global Corp.	5,911	210,195
Daikin Industries Ltd.	700	107,708
Fortune Brands Home & Security, Inc.	13,575	728,842
Gibraltar Industries, Inc.(a)	5,355	219,180
Hayward Holdings, Inc.(a)	244	2,164
JELD-WEN Holding, Inc.(a)	17,916	156,765
Johnson Controls International PLC	5,948	292,761
Kingspan Group PLC	916	41,270
Lennox International, Inc.	347	77,266
Lixil Corp.	2,300	33,747
Masco Corp.	1,645	76,805
Masonite International Corp.(a)	2,645	188,562
Nibe Industrier AB, B Shares	4,053	36,154
Owens Corning	9,315	732,252
PGT Innovations, Inc.(a)	11,277	236,366

5

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Quanex Building Products Corp.	2,005	$36,411
Resideo Technologies, Inc.(a)	5,514	105,097
ROCKWOOL A/S, B Shares	263	41,485
Simpson Manufacturing Co., Inc.(b)	3,609	282,946
TOTO Ltd.	2,200	73,466
Trane Technologies PLC	2,516	364,342
Trex Co., Inc.(a)	397	17,444
UFP Industries, Inc.	10,464	755,082
Zurn Elkay Water Solutions Corp.(b)	1,085	26,583

		5,945,959

Capital Markets — 1.4%
3i Group PLC	5,473	65,717
Abrdn PLC	4,951	7,574
Affiliated Managers Group, Inc.	139	15,547
Ameriprise Financial, Inc.	120	30,234
Amundi SA(c)	758	31,556
Ares Management Corp., Class A	489	30,294
Artisan Partners Asset Management, Inc., Class A	5,185	139,632
ASX Ltd.	2,172	99,962
B3 SA - Brasil Bolsa Balcao	142,579	344,927
Bank of New York Mellon Corp.	19,205	739,777
Blackstone, Inc.	3,313	277,298
Blucora, Inc.(a)	1,200	23,208
Blue Owl Capital, Inc.	1,380	12,737
Brightsphere Investment Group, Inc.	2,777	41,405
Cboe Global Markets, Inc.	363	42,605
Charles Schwab Corp.	10,039	721,503
CME Group, Inc.	2,968	525,722
Cohen & Steers, Inc.(b)	3,056	191,397
Coinbase Global, Inc., Class A(a)	637	41,080
Cowen, Inc., Class A(b)	3,423	132,265
CSC Financial Co. Ltd., Class H(c)	54,500	41,536
Deutsche Bank AG, Registered Shares	5,870	43,461
Deutsche Boerse AG	812	133,108
Donnelley Financial Solutions, Inc.(a)	2,272	83,996
EQT AB	1,485	28,693
Euronext NV(c)	469	29,681
Evercore, Inc., Class A(b)	131	10,775
FactSet Research Systems, Inc.	125	50,014
Founder Securities Co. Ltd., Class A	192,400	176,091
GCM Grosvenor, Inc., Class A(b)	5,205	41,067
GF Securities Co. Ltd., Class H	42,000	45,580
Goldman Sachs Group, Inc.(b)	972	284,845
Haitong Securities Co. Ltd., Class H	128,800	68,111
Hamilton Lane, Inc., Class A(b)	3,507	209,052
Hargreaves Lansdown PLC	2,544	24,364
Hithink RoyalFlush Information Network Co. Ltd., Class A	19,500	210,649
Hong Kong Exchanges & Clearing Ltd.	2,800	95,711
Houlihan Lokey, Inc.(b)	8,615	649,399
Interactive Brokers Group, Inc., Class A	275	17,575
Intercontinental Exchange, Inc.	4,842	437,475
Janus Henderson Group PLC	579	11,759
Japan Exchange Group, Inc.	3,200	43,248
Jefferies Financial Group, Inc.	734	21,653
Julius Baer Group Ltd.	408	17,805
Lazard Ltd., Class A	308	9,804
London Stock Exchange Group PLC	1,073	90,614
LPL Financial Holdings, Inc.	313	68,384
Macquarie Group Ltd.	1,894	184,779
MarketAxess Holdings, Inc.	142	31,594
Moelis & Co., Class A(b)	18,053	610,372

Security	Shares	Value

Capital Markets (continued)
Moody’s Corp.	524	$127,390
Morgan Stanley	4,119	325,442
Morningstar, Inc.(b)	80	16,986
MSCI, Inc.	246	103,760
Nasdaq, Inc.	1,182	66,996
Northern Trust Corp.	3,654	312,636
Open Lending Corp., Class A(a)	23,572	189,519
Partners Group Holding AG	98	78,869
Piper Sandler Cos.,	3,745	392,251
PJT Partners, Inc., Class A	2,760	184,423
Raymond James Financial, Inc.(b)	1,182	116,805
Robinhood Markets, Inc., Class A(a)	1,903	19,220
S&P Global, Inc.	1,076	328,557
Schroders PLC	14,658	63,005
Silvercrest Asset Management Group, Inc., Class A	2,743	44,848
St. James’s Place PLC	2,023	23,038
State Street Corp.	865	52,601
Stifel Financial Corp.(b)	9,353	485,514
StoneX Group, Inc.(a)	2,099	174,091
T Rowe Price Group, Inc.(b)	752	78,967
UBS Group AG, Registered Shares	8,150	118,240
Virtu Financial, Inc., Class A	301	6,252
Virtus Investment Partners, Inc.	995	158,722

		10,753,767

Chemicals — 1.9%
AdvanSix, Inc.	2,094	67,217
Air Liquide SA	1,282	146,531
Akzo Nobel NV	1,316	74,578
Albemarle Corp.	431	113,974
Amyris, Inc.(a)	6,524	19,050
Ashland, Inc.	177	16,810
Asian Paints Ltd.	16,121	659,053
Avient Corp.	21,039	637,482
Axalta Coating Systems Ltd.(a)	698	14,700
BASF SE	2,752	105,617
Cabot Corp.(b)	7,920	506,009
CF Industries Holdings, Inc.	298	28,682
Chemours Co.	548	13,508
Clariant AG, Registered Shares	1,496	23,897
Coromandel International Ltd.	27,064	329,334
Corteva, Inc.	11,077	633,051
Croda International PLC	1,090	77,852
DuPont de Nemours, Inc.	1,159	58,414
Ecolab, Inc.(b)	10,544	1,522,764
Ecovyst, Inc.(a)	7,607	64,203
Element Solutions, Inc.	793	12,902
EMS-Chemie Holding AG, Registered Shares	77	48,607
Evonik Industries AG	1,328	22,241
FMC Corp.	7,411	783,343
Formosa Plastics Corp.	50,000	136,098
Ginkgo Bioworks Holdings, Inc.(a)(b)	2,810	8,767
Hawkins, Inc.(b)	3,497	136,348
HB Fuller Co.(b)	8,018	481,882
Huntsman Corp.	714	17,522
Ingevity Corp.(a)	5,637	341,771
Innospec, Inc.	2,795	239,448
International Flavors & Fragrances, Inc.	562	51,046
KCC Corp.	693	110,842
Kolon Industries, Inc.	6,854	202,645
Koninklijke DSM NV	301	34,251
LG Chem Ltd.	1,351	498,837
Linde PLC(a)	4,843	1,305,624

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Livent Corp.(a)(b)	17,461	$535,180
LSB Industries, Inc.(a)	7,066	100,690
LyondellBasell Industries NV, Class A	986	74,226
Mosaic Co.	2,246	108,549
NewMarket Corp.(b)	22	6,618
Novozymes A/S, B Shares	478	24,020
Olin Corp.	483	20,711
Orbia Advance Corp. SAB de CV	77,973	130,784
Orica Ltd.	2,526	21,505
Petronas Chemicals Group Bhd	62,600	112,578
PhosAgro PJSC(d)	3,293	2
PPG Industries, Inc.	781	86,449
PureCycle Technologies, Inc.(a)	4,511	36,404
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	96,700	322,325
Quaker Chemical Corp.(b)	1,521	219,602
Sahara International Petrochemical Co.	9,121	99,735
Sasol Ltd.	17,010	266,065
Sasol Ltd., ADR	5,422	85,396
Saudi Basic Industries Corp.	61,818	1,446,656
Scotts Miracle-Gro Co.(b)	141	6,028
Sensient Technologies Corp.	6,065	420,547
Shanghai Putailai New Energy Technology Co. Ltd., Class A	33,500	259,276
Sherwin-Williams Co.	1,293	264,742
Shin-Etsu Chemical Co. Ltd.	600	59,374
SRF Ltd.	3,378	103,131
Stepan Co.(b)	4,022	376,741
Symrise AG	727	70,891
Taiwan Fertilizer Co. Ltd.	125,000	216,055
Tronox Holdings PLC, Class A	7,400	90,650
UPL Ltd.	17,580	144,209
Valvoline, Inc.	624	15,812
Yara International ASA	2,497	87,633

		15,357,484

Commercial Services & Supplies — 0.3%
ABM Industries, Inc.(b)	4,526	173,029
ACCO Brands Corp.	35,144	172,206
BrightView Holdings, Inc.(a)	8,981	71,309
Cimpress PLC(a)	3,106	76,035
Cintas Corp.	390	151,394
Clean Harbors, Inc.(a)	174	19,137
CoreCivic, Inc.(a)	7,346	64,939
Dai Nippon Printing Co. Ltd.	1,300	26,044
Driven Brands Holdings, Inc.(a)	184	5,148
HNI Corp.	1,510	40,030
IAA, Inc.(a)	462	14,715
Kimball International, Inc., Class B	26,766	168,358
Li-Cycle Holdings Corp.(a)	7,077	37,650
MSA Safety, Inc.	126	13,769
Republic Services, Inc.	579	78,767
Secom Co. Ltd.	2,600	148,250
Steelcase, Inc., Class A	29,702	193,657
Stericycle, Inc.(a)	314	13,223
Tetra Tech, Inc.	5,195	667,713
Toppan, Inc.	1,300	19,365
Waste Management, Inc.	802	128,488

		2,283,226

Communications Equipment — 0.4%
Accton Technology Corp.	18,000	153,531
Applied Optoelectronics, Inc.(a)(b)	8,336	22,674
Calix, Inc.(a)	7,472	456,838

Security	Shares	Value

Communications Equipment (continued)
Ciena Corp.(a)	531	$21,468
Extreme Networks, Inc.(a)	9,608	125,576
Harmonic, Inc.(a)	6,244	81,609
Infinera Corp.(a)(b)	17,645	85,402
Juniper Networks, Inc.	17,701	462,350
Lumentum Holdings, Inc.(a)(b)	459	31,474
NETGEAR, Inc.(a)	9,169	183,747
NetScout Systems, Inc.(a)	5,059	158,448
Telefonaktiebolaget LM Ericsson, B Shares	4,855	28,380
Ubiquiti, Inc.	22	6,458
Viasat, Inc.(a)(b)	242	7,316
Viavi Solutions, Inc.(a)	13,748	179,411
Wistron NeWeb Corp.	149,000	380,947
Yealink Network Technology Corp. Ltd., Class A	8,200	72,257
ZTE Corp., Class A	151,500	453,282
ZTE Corp., Class H	106,400	190,012

		3,101,180

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA	1,314	29,525
AECOM	2,831	193,555
Ameresco, Inc., Class A(a)	4,765	316,777
Bouygues SA	3,796	99,298
China Railway Group Ltd., Class H	315,000	154,699
China State Construction Engineering Corp. Ltd., Class A	72,000	51,749
Comfort Systems USA, Inc.(b)	2,477	241,086
Daewoo Engineering & Construction Co. Ltd.(a)	89,001	253,342
DL E&C Co. Ltd.	3,594	85,203
Dycom Industries, Inc.(a)	1,128	107,758
Eiffage SA	1,303	104,491
EMCOR Group, Inc.	9,605	1,109,185
Fluor Corp.(a)	16,068	399,932
Granite Construction, Inc.(b)	3,106	78,861
Larsen & Toubro Ltd.	18,924	427,215
MasTec, Inc.(a)	2,299	145,986
Matrix Service Co.(a)	9,863	40,833
MDU Resources Group, Inc.	691	18,899
MYR Group, Inc.(a)	3,051	258,511
Obayashi Corp.	10,700	68,672
Praj Industries Ltd.	14,922	75,703
Quanta Services, Inc.(b)	212	27,007
Shimizu Corp.	10,600	51,824
Skanska AB, B Shares	4,457	55,471
Taisei Corp.	3,700	102,614
Tutor Perini Corp.(a)	11,530	63,646
Valmont Industries, Inc.	72	19,341
Vinci SA	2,945	238,135
Voltas Ltd.	17,760	196,850
WillScot Mobile Mini Holdings Corp.(a)	742	29,925

		5,046,093

Construction Materials — 0.2%
Cemex SAB de CV(a)	533,790	183,942
China Resources Cement Holdings Ltd.	204,000	94,598
Dalmia Bharat Ltd.	10,742	210,072
Eagle Materials, Inc.	133	14,255
Summit Materials, Inc., Class A(a)(b)	18,184	435,689
UltraTech Cement Ltd.	3,467	265,201

		1,203,757

Consumer Finance — 0.9%
Ally Financial, Inc.(b)	7,131	198,456
American Express Co.	16,535	2,230,737

7

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Bajaj Finance Ltd.	8,197	$732,385
Capital One Financial Corp.	12,710	1,171,481
Credit Acceptance Corp.(a)(b)	27	11,826
Discover Financial Services	4,296	390,592
Encore Capital Group, Inc.(a)	3,686	167,639
Enova International, Inc.(a)	11,562	338,420
Ezcorp, Inc., Class A(a)	33,465	258,015
FirstCash Holdings, Inc.(b)	1,153	84,573
Isracard Ltd.	2	5
LendingClub Corp.(a)	9,536	105,373
LendingTree, Inc.(a)	5,692	135,811
Lufax Holding Ltd., ADR(b)	27,363	69,502
Navient Corp.(b)	34,711	509,905
Nelnet, Inc., Class A(b)	2,438	193,065
OneMain Holdings, Inc.(b)	375	11,070
Oportun Financial Corp.(a)	3,212	14,036
PRA Group, Inc.(a)	6,786	222,988
PROG Holdings, Inc.(a)(b)	6,374	95,483
Regional Management Corp.	3,546	99,430
SLM Corp.	953	13,332
SoFi Technologies, Inc.(a)	2,722	13,283
Synchrony Financial	10,771	303,635

		7,371,042

Containers & Packaging — 0.1%
AptarGroup, Inc.	225	21,382
Ardagh Metal Packaging SA(b)	376	1,820
Berry Global Group, Inc.(a)	463	21,543
Graphic Packaging Holding Co.	967	19,089
Greif, Inc., Class A	3,503	208,674
Klabin SA	38,782	130,487
Silgan Holdings, Inc.	287	12,065
Sonoco Products Co.	336	19,061

		434,121

Distributors — 0.0%
D’ieteren Group	264	37,198
LKQ Corp.(b)	2,155	101,608
Pool Corp.(b)	784	249,477

		388,283

Diversified Consumer Services — 0.3%
2U, Inc.(a)(b)	12,988	81,175
ADT, Inc.(b)	542	4,060
Bright Horizons Family Solutions, Inc.(a)	206	11,876
Carriage Services, Inc.	1,329	42,741
Chegg, Inc.(a)	12,999	273,889
Cogna Educacao(a)	356,696	194,405
Coursera, Inc.(a)	7,047	75,967
Duolingo, Inc.(a)	1,972	187,794
Frontdoor, Inc.(a)	7,832	159,694
Grand Canyon Education, Inc.(a)	136	11,186
H&R Block, Inc.(b)	8,688	369,587
Laureate Education, Inc., Class A(b)	30,330	319,981
Mister Car Wash, Inc.(a)	263	2,257
Nerdy, Inc.(a)(b)	11,165	23,558
New Oriental Education & Technology Group, Inc.(a)	43,200	105,542
OneSpaWorld Holdings Ltd.(a)	7,582	63,689
PowerSchool Holdings, Inc., Class A(a)	2,504	41,792
Service Corp. International	553	31,930
Strategic Education, Inc.(b)	1,930	118,521
Stride, Inc.(a)	1,380	58,001
TAL Education Group, ADR(a)	11,721	57,902

Security	Shares	Value

Diversified Consumer Services (continued)
Terminix Global Holdings, Inc.(a)	1,045	$40,013
Universal Technical Institute, Inc.(a)	5,992	32,596

		2,308,156

Diversified Financial Services — 1.1%
Alerus Financial Corp.	2,021	44,664
Apollo Global Management, Inc.(b)	1,570	73,005
Bajaj Finserv Ltd.	11,700	239,225
Berkshire Hathaway, Inc., Class B(a)	13,804	3,685,944
Cannae Holdings, Inc.(a)	7,216	149,082
Chailease Holding Co. Ltd.	78,050	445,830
Compass Diversified Holdings	11,029	199,184
Eurazeo SE	163	8,505
Far East Horizon Ltd.	109,000	73,484
FirstRand Ltd.	223,035	744,548
Groupe Bruxelles Lambert NV	598	41,821
Housing Development Finance Corp. Ltd.	46,460	1,296,212
Industrivarden AB, A Shares	826	16,638
Industrivarden AB, C Shares	1,064	21,221
Investor AB, A Shares	2,512	38,493
Investor AB, B Shares	8,107	118,291
L&T Finance Holdings Ltd.	158,062	145,139
M&G PLC	13,903	25,611
ORIX Corp.	4,300	60,239
Voya Financial, Inc.	17,512	1,059,476

		8,486,612

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	3,007	46,127
Bandwidth, Inc., Class A(a)	11,702	139,254
Chunghwa Telecom Co. Ltd.	46,000	164,640
Cogent Communications Holdings, Inc.	3,976	207,388
EchoStar Corp., Class A(a)(b)	8,504	140,061
Emirates Telecommunications Group Co. PJSC	105,022	667,520
Frontier Communications Parent, Inc.(a)	839	19,658
Hellenic Telecommunications Organization SA	24,553	356,524
IDT Corp., Class B(a)	4,971	123,430
Iridium Communications, Inc.(a)	15,704	696,786
Liberty Latin America Ltd., Class A(a)	7,988	49,446
Liberty Latin America Ltd., Class C(a)	9,030	55,535
Ooma, Inc.(a)	12,036	148,043
Ooredoo QPSC	72,507	175,176
Saudi Telecom Co.	15,162	157,842
Sitios Latinoamerica SAB de CV	38,223	17,062
Telefonica Brasil SA	20,805	156,162
Telekom Malaysia Bhd	92,500	108,814
Telkom Indonesia Persero Tbk PT	1,392,800	405,926

		3,835,394

Electric Utilities — 1.3%
Acciona SA	274	48,157
Adani Transmission Ltd.(a)	8,513	341,146
ALLETE, Inc.	2,177	108,959
Alliant Energy Corp.	1,843	97,661
American Electric Power Co., Inc.	3,562	307,935
Avangrid, Inc.	196	8,173
CEZ A/S	9,396	321,978
Cia Energetica de Minas Gerais, ADR(b)	76,308	154,142
CK Infrastructure Holdings Ltd.	11,500	58,654
CLP Holdings Ltd.	6,000	45,346
Constellation Energy Corp.	3,032	252,232
CPFL Energia SA	9,440	59,079
Duke Energy Corp.	3,919	364,545

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Edison International(b)	6,067	$343,271
EDP - Energias de Portugal SA	8,753	37,988
EDP - Energias do Brasil SA	44,132	178,595
Electricite de France SA	2,853	33,088
Elia Group SA	196	23,064
Endesa SA	4,833	72,590
Enel SpA	32,639	133,860
Entergy Corp.(b)	1,808	181,939
Evergy, Inc.	1,888	112,147
Eversource Energy	2,358	183,830
Exelon Corp.	8,148	305,224
FirstEnergy Corp.	4,029	149,073
Hawaiian Electric Industries, Inc.	361	12,512
Iberdrola SA	24,593	229,310
IDACORP, Inc.	19	1,881
Inter RAO UES PJSC(a)(d)	5,347,154	888
Korea Electric Power Corp.(a)	6,633	92,405
Light SA	164,098	164,270
Manila Electric Co.	12,150	54,410
Neoenergia SA	34,478	97,790
NextEra Energy, Inc.	19,694	1,544,207
NRG Energy, Inc.	11,328	433,523
OGE Energy Corp.	274	9,990
Origin Energy Ltd.	11,729	38,916
Orsted A/S(c)	765	60,971
Otter Tail Corp.	618	38,019
PG&E Corp.(a)	20,127	251,587
Pinnacle West Capital Corp.	164	10,580
PNM Resources, Inc.(b)	8,421	385,092
Portland General Electric Co.	16,716	726,477
Power Assets Holdings Ltd.	7,000	35,089
PPL Corp.	8,129	206,070
Red Electrica Corp. SA	138	2,118
Southern Co.	4,042	274,856
SSE PLC	9,665	163,203
Tenaga Nasional Bhd	190,000	329,402
Terna - Rete Elettrica Nazionale	9,255	56,368
Verbund AG	408	34,834
Xcel Energy, Inc.	13,440	860,160

		10,037,604

Electrical Equipment — 0.9%
ABB India Ltd.	5,003	188,873
ABB Ltd., Registered Shares	7,897	203,896
Acuity Brands, Inc.	119	18,739
Amara Raja Batteries Ltd.	12,980	77,903
AMETEK, Inc.	7,568	858,287
Array Technologies, Inc.(a)(b)	6,440	106,775
Atkore, Inc.(a)	6,278	488,491
Beijing Easpring Material Technology Co. Ltd., Class A	20,600	189,251
Bizlink Holding, Inc.	22,000	193,255
Bloom Energy Corp., Class A(a)(b)	24,883	497,411
ChargePoint Holdings, Inc.(a)	687	10,140
Contemporary Amperex Technology Co. Ltd., Class A	18,200	1,017,814
Eaton Corp. PLC	1,109	147,896
Encore Wire Corp.	2,117	244,598
Enovix Corp.(a)(b)	6,656	122,038
Eve Energy Co. Ltd., Class A	40,600	478,393
FuelCell Energy, Inc.(a)(b)	12,043	41,067
Fuji Electric Co. Ltd.	1,500	54,976
Gotion High-tech Co. Ltd., Class A	16,500	70,273
GrafTech International Ltd.	11,443	49,319

Security	Shares	Value

Electrical Equipment (continued)
Havells India Ltd.	16,117	$265,916
Hubbell, Inc.	186	41,478
Legrand SA	1,571	101,579
Mitsubishi Electric Corp.	6,500	58,812
Nidec Corp.	500	27,988
nVent Electric PLC	570	18,018
Regal Rexnord Corp.(b)	1,013	142,185
Schneider Electric SE	2,426	274,019
Shoals Technologies Group, Inc., Class A(a)(b)	5,155	111,090
SunPower Corp.(a)	11,687	269,269
Sunrun, Inc.(a)(b)	4,602	126,969
Sunwoda Electronic Co. Ltd., Class A	65,800	213,442
TBEA Co. Ltd., Class A	105,800	319,044
TPI Composites, Inc.(a)	5,625	63,450
Vertiv Holdings Co.	1,101	10,702
Vestas Wind Systems A/S	4,792	88,234
Voltronic Power Technology Corp.	3,000	131,942
WEG SA	30,810	183,569

		7,507,101

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	2,641	176,841
Arrow Electronics, Inc.(a)	1,592	146,767
Avary Holding Shenzhen Co. Ltd., Class A	97,000	350,315
Avnet, Inc.	3,781	136,570
Azbil Corp.	2,400	62,561
Badger Meter, Inc.(b)	660	60,977
Belden, Inc.	5,100	306,102
Benchmark Electronics, Inc.	10,288	254,937
CDW Corp.(b)	684	106,759
Chroma ATE, Inc.	40,000	225,054
Coherent Corp.(a)	1,735	60,465
Delta Electronics Thailand PCL, NVDR	4,800	82,713
Delta Electronics, Inc.	125,000	992,890
ePlus, Inc.(a)	6,447	267,808
Flex Ltd.(a)(b)	14,259	237,555
FLEXium Interconnect, Inc.	111,000	303,104
Halma PLC	1,308	29,420
Hexagon AB, B Shares	6,803	63,534
Hon Hai Precision Industry Co. Ltd.	492,000	1,575,442
Insight Enterprises, Inc.(a)	8,637	711,775
IPG Photonics Corp.(a)	125	10,544
Itron, Inc.(a)	6,190	260,661
Jabil, Inc.	477	27,528
Keyence Corp.	700	231,392
Kingboard Holdings Ltd.	25,000	70,377
Knowles Corp.(a)	18,474	224,829
Largan Precision Co. Ltd.	4,000	209,684
Littelfuse, Inc.	82	16,293
Luxshare Precision Industry Co. Ltd., Class A	111,800	458,034
Murata Manufacturing Co. Ltd.	1,100	50,630
National Instruments Corp.	454	17,134
Novanta, Inc.(a)	886	102,466
Omron Corp.	1,500	68,726
OSI Systems, Inc.(a)	6,377	459,527
PC Connection, Inc.(b)	7,068	318,696
Plexus Corp.(a)	3,036	265,832
Primax Electronics Ltd.	259,000	517,478
Rogers Corp.(a)	323	78,127
Samsung SDI Co. Ltd.	923	347,180
Sanmina Corp.(a)	10,841	499,553
ScanSource, Inc.(a)	11,243	296,928
Shimadzu Corp.	1,000	26,236

9

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Simplo Technology Co. Ltd.	29,000	$239,942
Sunny Optical Technology Group Co. Ltd.	13,400	127,349
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	46,700	150,574
Taiwan Union Technology Corp.	101,000	141,573
TD SYNNEX Corp.	143	11,610
TDK Corp.	1,200	37,044
TE Connectivity Ltd.	2,077	229,218
Teledyne Technologies, Inc.(a)	94	31,722
Trimble, Inc.(a)	355	19,266
Vishay Intertechnology, Inc.	21,724	386,470
Vontier Corp.	579	9,675
Yokogawa Electric Corp.	1,200	18,905
Zebra Technologies Corp., Class A(a)	136	35,633

		12,148,425

Energy Equipment & Services — 0.6%
Archrock, Inc.(b)	8,294	53,247
Baker Hughes Co.(b)	6,328	132,635
Borr Drilling Ltd.(a)	31,741	105,380
Cactus, Inc., Class A(b)	3,200	122,976
ChampionX Corp.(b)	18,572	363,454
Diamond Offshore Drilling, Inc.(a)	18,676	123,822
Expro Group Holdings NV(a)	5,006	63,776
Halliburton Co.	27,132	667,990
Helix Energy Solutions Group, Inc.(a)	21,289	82,176
Helmerich & Payne, Inc.(b)	8,123	300,307
Liberty Energy, Inc., Class A(a)	35,908	455,313
Nabors Industries Ltd.(a)	2,561	259,813
Natural Gas Services Group, Inc.(a)	3,703	37,178
Newpark Resources, Inc.(a)	5,681	14,316
NexTier Oilfield Solutions, Inc.(a)	18,939	140,149
Noble Corp. PLC	7,412	219,247
NOV, Inc.(b)	1,342	21,714
Oceaneering International, Inc.(a)	29,264	232,941
Oil States International, Inc.(a)	12,449	48,427
Patterson-UTI Energy, Inc.	33,184	387,589
ProPetro Holding Corp.(a)	38,093	306,649
Schlumberger NV(b)	18,748	673,053
Smart Sand, Inc.(a)	600	936
Tenaris SA	1,871	24,209
Tidewater, Inc.(a)	3,440	74,648
U.S. Silica Holdings, Inc.(a)	9,050	99,098

		5,011,043

Entertainment — 0.7%
Activision Blizzard, Inc.	3,151	234,245
AMC Entertainment Holdings, Inc., Class A(a)(b)	6,581	45,870
Bilibili, Inc., Class Z(a)	3,880	59,591
Bollore SE	13,028	59,773
Capcom Co. Ltd.	700	17,624
Cinemark Holdings, Inc.(a)(b)	15,288	185,138
Electronic Arts, Inc.	829	95,924
Eros Media World PLC(a)	1,711	856
Gaia, Inc.(a)	4,042	9,822
Konami Group Corp.	200	9,260
Liberty Media Corp.-Liberty Formula One, Class A(a)	82	4,307
Liberty Media Corp.-Liberty Formula One, Class C(a)	1,648	96,408
Lions Gate Entertainment Corp., Class A(a)(b)	11,787	87,577
Lions Gate Entertainment Corp., Class B(a)	6,277	43,625
Live Nation Entertainment, Inc.(a)	6,630	504,145
Madison Square Garden Entertainment Corp.(a)	1,009	44,487
Madison Square Garden Sports Corp.(a)	65	8,883

Security	Shares	Value

Entertainment (continued)
NCSoft Corp.	553	$132,276
NetEase, Inc.	60,355	910,722
Netflix, Inc.(a)	2,298	541,041
Nexon Co. Ltd.	1,300	22,968
Nintendo Co. Ltd.	4,000	161,337
Playtika Holding Corp.(a)	356	3,343
PVR Ltd.(a)	8,938	195,089
ROBLOX Corp., Class A(a)(b)	2,925	104,832
Roku, Inc.(a)(b)	2,348	132,427
Sea Ltd., ADR(a)(b)	1,138	63,785
Skillz, Inc.(a)(b)	78,693	80,267
Spotify Technology SA(a)	1,788	154,304
Studio Dragon Corp.(a)	4,442	204,084
Take-Two Interactive Software, Inc.(a)	435	47,415
Tencent Music Entertainment Group, ADR(a)	15,994	64,936
Toho Co. Ltd.	500	18,181
Universal Music Group NV(b)	2,525	47,293
Walt Disney Co.(a)	9,301	877,363
Warner Bros Discovery, Inc.(a)	21,592	248,308
World Wrestling Entertainment, Inc., Class A(b)	148	10,385

		5,527,891

Equity Real Estate Investment Trusts (REITs) — 2.5%
Acadia Realty Trust	20,818	262,723
Agree Realty Corp.(b)	1,341	90,625
Alexander & Baldwin, Inc.	4,635	76,848
Alexandria Real Estate Equities, Inc.(b)	622	87,198
Alpine Income Property Trust, Inc.	3,002	48,692
American Assets Trust, Inc.	9,661	248,481
American Tower Corp.(b)	3,116	669,005
Americold Realty Trust, Inc.(b)	914	22,484
Apartment Income REIT Corp.	538	20,778
Armada Hoffler Properties, Inc.	10,161	105,471
AvalonBay Communities, Inc.	471	86,753
Bluerock Residential Growth REIT, Inc.	1,002	26,803
Braemar Hotels & Resorts, Inc.(b)	60,667	260,868
Brandywine Realty Trust	21,076	142,263
British Land Co. PLC	2,045	7,921
Brixmor Property Group, Inc.	3,335	61,597
Broadstone Net Lease, Inc.(b)	21,883	339,843
Camden Property Trust	284	33,924
CapitaLand Integrated Commercial Trust	17,200	22,879
CapLand Ascendas REIT	21,400	39,325
Clipper Realty, Inc.	11,657	81,249
Corporate Office Properties Trust(b)	18,282	424,691
Cousins Properties, Inc.	508	11,862
Covivio	169	8,141
Creative Media & Community Trust Corp.(b)	6,228	39,797
Crown Castle, Inc.	5,487	793,146
CTO Realty Growth, Inc.(b)	5,515	103,351
CubeSmart	751	30,085
Daiwa House REIT Investment Corp.	19	39,681
Dexus	10,031	49,900
DiamondRock Hospitality Co.	4,332	32,533
Digital Realty Trust, Inc.(b)	1,021	101,263
Douglas Emmett, Inc.(b)	570	10,220
Duke Realty Corp.	1,762	84,928
Easterly Government Properties, Inc.	5,367	84,638
EastGroup Properties, Inc.(b)	1,578	227,769
Empire State Realty Trust, Inc., Class A	11,000	72,160
EPR Properties	254	9,108
Equinix, Inc.	368	209,333
Equity LifeStyle Properties, Inc.(b)	1,410	88,604

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	5,294	$355,863
Essential Properties Realty Trust, Inc.	25,906	503,872
Essex Property Trust, Inc.	5,885	1,425,524
Extra Space Storage, Inc.(b)	602	103,971
Federal Realty Investment Trust	268	24,152
Fibra Uno Administracion SA de CV	107,991	111,157
First Industrial Realty Trust, Inc.	10,674	478,302
Four Corners Property Trust, Inc.(b)	11,505	278,306
Gaming & Leisure Properties, Inc.	803	35,525
Gecina SA	240	18,797
GLP J-REIT	28	31,053
Goodman Group	11,737	118,624
GPT Group	17,105	42,098
Healthcare Realty Trust, Inc.(b)	749	15,617
Healthpeak Properties, Inc.	1,280	29,338
Hersha Hospitality Trust, Class A(b)	8,765	69,945
Highwoods Properties, Inc.	352	9,490
Host Hotels & Resorts, Inc.(b)	3,608	57,295
Hudson Pacific Properties, Inc.	508	5,563
Independence Realty Trust, Inc.	2,513	42,042
InvenTrust Properties Corp.(b)	6,074	129,558
Invitation Homes, Inc.	2,041	68,925
Iron Mountain, Inc.(b)	1,546	67,978
Japan Metropolitan Fund Invest	24	18,020
Japan Real Estate Investment Corp.	10	41,254
JBG SMITH Properties	419	7,785
Kilroy Realty Corp.	398	16,760
Kimco Realty Corp.	1,929	35,513
Kite Realty Group Trust(b)	19,540	336,479
Lamar Advertising Co., Class A	3,268	269,577
Land Securities Group PLC	3,870	22,362
Life Storage, Inc.	280	31,013
Link REIT	10,400	72,597
Macerich Co.(b)	22,971	182,390
Mapletree Pan Asia Commercial Trust	17,300	20,596
Mid-America Apartment Communities, Inc.	387	60,012
Mirvac Group	21,298	26,531
National Retail Properties, Inc.(b)	602	23,996
National Storage Affiliates Trust	4,262	177,214
NexPoint Residential Trust, Inc.	3,789	175,090
Nippon Building Fund, Inc.	10	44,005
Nippon Prologis REIT, Inc.	4	8,770
Nomura Real Estate Master Fund, Inc.	22	24,315
Omega Healthcare Investors, Inc.	822	24,241
Outfront Media, Inc.(b)	63,073	958,079
Paramount Group, Inc.	37,714	234,958
Park Hotels & Resorts, Inc.	804	9,053
Pebblebrook Hotel Trust(b)	5,227	75,844
Pennsylvania Real Estate Investment Trust(a)(b)	1,203	3,501
Phillips Edison & Co., Inc.	14,700	412,335
Physicians Realty Trust(b)	12,289	184,827
Piedmont Office Realty Trust, Inc., Class A	9,668	102,094
Prologis, Inc.	15,768	1,602,029
Public Storage	656	192,083
Rayonier, Inc.	487	14,595
Realty Income Corp.	2,091	121,696
Regency Centers Corp.	461	24,825
Rexford Industrial Realty, Inc.	553	28,756
RLJ Lodging Trust	14,485	146,588
RPT Realty	27,425	207,333
Ryman Hospitality Properties, Inc.(b)	4,891	359,929
SBA Communications Corp.	920	261,878

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Scentre Group	24,081	$39,345
Segro PLC	4,657	38,857
Simon Property Group, Inc.	19,997	1,794,731
SITE Centers Corp.	16,500	176,715
SL Green Realty Corp.(b)	232	9,317
Spirit Realty Capital, Inc.	436	15,766
Stockland	26,282	55,003
STORE Capital Corp.	837	26,223
Sun Communities, Inc.	325	43,982
Tanger Factory Outlet Centers, Inc.(b)	11,653	159,413
Terreno Realty Corp.(b)	12,334	653,579
UDR, Inc.	866	36,121
Ventas, Inc.	1,080	43,384
Veris Residential, Inc.(a)	9,298	105,718
VICI Properties, Inc.	4,361	130,176
Vicinity Centres	29,913	33,352
Warehouses De Pauw CVA	1,081	26,550
Washington Real Estate Investment Trust	7,938	139,391
Welltower, Inc.	1,401	90,112
Weyerhaeuser Co.	3,078	87,908
WP Carey, Inc.(b)	442	30,852

		19,475,353

Food & Staples Retailing — 1.1%
Abdullah Al Othaim Markets Co.	6,107	199,848
Aeon Co. Ltd.	2,100	39,214
Albertsons Cos., Inc., Class A	557	13,847
Andersons, Inc.	5,887	182,674
Avenue Supermarts Ltd.(a)(c)	5,957	318,693
BJ’s Wholesale Club Holdings, Inc.(a)	459	33,420
Carrefour SA	1,770	24,548
Casey’s General Stores, Inc.	49	9,924
Coles Group Ltd.	8,140	85,815
Costco Wholesale Corp.	4,955	2,340,098
Endeavour Group Ltd.	6,462	29,041
Grocery Outlet Holding Corp.(a)	299	9,954
GS Retail Co. Ltd.	10,551	187,491
J Sainsbury PLC	14,296	27,685
Jeronimo Martins SGPS SA	5,536	103,099
Kesko OYJ, B Shares	3,076	57,389
Kobe Bussan Co. Ltd.	1,200	28,869
Koninklijke Ahold Delhaize NV	3,765	95,900
Kroger Co.	13,010	569,188
Migros Ticaret A/S(a)	66,248	360,723
Ocado Group PLC(a)	3,456	17,935
Performance Food Group Co.(a)(b)	1,713	73,573
President Chain Store Corp.	16,000	141,966
Raia Drogasil SA	45,599	192,139
Seven & i Holdings Co. Ltd.	1,500	60,255
Shoprite Holdings Ltd.(b)	21,225	253,399
Sok Marketler Ticaret A/S(a)	61,394	68,413
SpartanNash Co.	805	23,361
Sprouts Farmers Market, Inc.(a)	10,608	294,372
Sun Art Retail Group Ltd.	499,000	106,390
Sysco Corp.	7,362	520,567
U.S. Foods Holding Corp.(a)	757	20,015
United Natural Foods, Inc.(a)	4,227	145,282
Walgreens Boots Alliance, Inc.	4,431	139,133
Wal-Mart de Mexico SAB de CV	110,191	387,538
Walmart, Inc.	9,042	1,172,747
Woolworths Group Ltd.	9,375	203,725

		8,538,230

11

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.3%
Almarai Co. JSC	22,951	$322,952
AppHarvest, Inc.(a)	6,517	12,838
Archer-Daniels-Midland Co.	4,670	375,701
Associated British Foods PLC	1,156	16,152
AVI Ltd.	55,562	223,476
Bunge Ltd.	2,567	211,957
Calavo Growers, Inc.	1,179	37,433
Cal-Maine Foods, Inc.(b)	3,698	205,572
China Mengniu Dairy Co. Ltd.	72,000	284,623
Chocoladefabriken Lindt & Spruengli AG	3	28,993
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	99,586
Conagra Brands, Inc.	1,120	36,546
Danone SA	1,289	60,951
Darling Ingredients, Inc.(a)	557	36,845
Flowers Foods, Inc.	642	15,851
Freshpet, Inc.(a)	154	7,714
General Mills, Inc.(b)	1,425	109,169
Grupo Bimbo SAB de CV, Series A	78,282	275,860
Hain Celestial Group, Inc.(a)	16,825	284,006
Hershey Co.(b)	3,403	750,259
Hormel Foods Corp.(b)	438	19,903
Hostess Brands, Inc.(a)(b)	22,644	526,247
Ingredion, Inc.	230	18,520
IOI Corp. Bhd	82,300	66,697
J & J Snack Foods Corp.(b)	2,081	269,427
JBS SA	24,698	115,012
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	40,300	178,894
Kerry Group PLC, Class A	317	28,255
Kraft Heinz Co.	849	28,314
Lamb Weston Holdings, Inc.(b)	503	38,922
Lancaster Colony Corp.(b)	2,476	372,093
Landec Corp.(a)	9,812	87,229
McCormick & Co., Inc.	379	27,011
MEIJI Holdings Co. Ltd.	1,800	79,903
Mondelez International, Inc., Class A	17,299	948,504
Mowi ASA	5,359	68,164
Nestle India Ltd.	2,091	490,437
Nestle SA, Registered Shares	9,100	984,231
Orkla ASA	14,091	102,432
Pilgrim’s Pride Corp.(a)	163	3,752
Post Holdings, Inc.(a)	193	15,809
PPB Group Bhd	23,700	82,288
Salmar ASA	1,726	58,177
Sao Martinho SA	13,471	63,730
Seaboard Corp.	1	3,403
Sime Darby Plantation Bhd	108,600	95,490
Simply Good Foods Co.(a)	11,002	351,954
Sovos Brands, Inc.(a)	4,510	64,222
SunOpta, Inc.(a)	8,338	75,876
Tiger Brands Ltd.	12,716	118,451
Tongwei Co. Ltd., Class A	12,300	80,443
TreeHouse Foods, Inc.(a)	6,254	265,295
Tyson Foods, Inc., Class A	714	47,074
Uni-President China Holdings Ltd.	214,000	179,313
Uni-President Enterprises Corp.	126,000	266,464
Universal Robina Corp.	65,650	127,411
Utz Brands, Inc.	1,470	22,197

Security	Shares	Value

Food Products (continued)
Vital Farms, Inc.(a)	11,281	$135,034
Want Want China Holdings Ltd.	180,000	117,552
Wens Foodstuffs Group Co. Ltd., Class A(a)	59,400	170,379

		10,190,993

Gas Utilities — 0.6%
Adani Total Gas Ltd.	1,379	56,233
APA Group	10,704	65,861
Beijing Enterprises Holdings Ltd.	64,000	179,364
Brookfield Infrastructure Corp., Class A(b)	13,626	554,578
China Gas Holdings Ltd.	170,600	204,047
China Resources Gas Group Ltd.	17,100	54,218
ENN Energy Holdings Ltd.	32,500	433,328
Hong Kong & China Gas Co. Ltd.(b)	73,380	64,637
Korea Gas Corp.	10,528	247,046
Kunlun Energy Co. Ltd.	284,000	204,402
Mahanagar Gas Ltd.	8,912	90,878
National Fuel Gas Co.	299	18,403
Naturgy Energy Group SA	1,714	39,651
New Jersey Resources Corp.(b)	2,034	78,716
ONE Gas, Inc.	7,709	542,637
Osaka Gas Co. Ltd.	1,200	18,091
Perusahaan Gas Negara Tbk PT	3,279,300	375,582
Snam SpA	20,368	82,326
South Jersey Industries, Inc.	8,855	295,934
Southwest Gas Holdings, Inc.(b)	4,147	289,253
Spire, Inc.	6,819	425,028
Tokyo Gas Co. Ltd.	1,000	16,881
Towngas Smart Energy Co. Ltd.	241,000	92,159

		4,429,253

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	16,097	1,557,546
ABIOMED, Inc.(a)	91	22,355
Accuray, Inc.(a)(b)	30,390	63,211
Alcon, Inc.	981	56,982
Align Technology, Inc.(a)	227	47,014
Artivion, Inc.(a)	7,893	109,239
Asahi Intecc Co. Ltd.	1,100	17,543
AtriCure, Inc.(a)	4,714	184,317
Atrion Corp.	268	151,420
Axogen, Inc.(a)	3,418	40,743
Axonics, Inc.(a)	4,981	350,862
Bausch & Lomb Corp.(a)(b)	19,524	299,498
Baxter International, Inc.	1,080	58,169
Becton Dickinson & Co.(b)	752	167,568
BioLife Solutions, Inc.(a)	2,338	53,189
BioMerieux	304	24,046
Boston Scientific Corp.(a)	35,073	1,358,377
Butterfly Network, Inc.(a)	10,180	47,846
Cardiovascular Systems, Inc.(a)	10,216	141,594
Carl Zeiss Meditec AG	397	41,238
Cerus Corp.(a)	27,291	98,248
Cochlear Ltd.	541	67,202
Coloplast A/S, Class B	274	27,845
CryoPort, Inc.(a)	4,545	110,716
DexCom, Inc.(a)	1,217	98,017
Edwards Lifesciences Corp.(a)	1,948	160,963
Enovis Corp.(a)	159	7,325
Envista Holdings Corp.(a)	554	18,177
EssilorLuxottica SA	792	107,651

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Figs, Inc., Class A(a)	8,345	$68,846
Glaukos Corp.(a)	3,122	166,215
Globus Medical, Inc., Class A(a)	269	16,024
Haemonetics Corp.(a)	1,717	127,110
Hartalega Holdings Bhd	144,700	51,600
Heska Corp.(a)	1,753	127,829
Hoya Corp.	1,500	144,538
ICU Medical, Inc.(a)	68	10,241
IDEXX Laboratories, Inc.(a)(b)	1,147	373,693
Inari Medical, Inc.(a)	306	22,228
Inspire Medical Systems, Inc.(a)	2,428	430,654
Insulet Corp.(a)	224	51,386
Integra LifeSciences Holdings Corp.(a)	248	10,505
Intuitive Surgical, Inc.(a)	1,196	224,178
iRhythm Technologies, Inc.(a)	2,392	299,670
Koninklijke Philips NV	1,000	15,396
Lantheus Holdings, Inc.(a)	6,281	441,743
LivaNova PLC(a)(b)	5,961	302,640
Masimo Corp.(a)	142	20,045
Medtronic PLC	14,439	1,165,949
Meridian Bioscience, Inc.(a)	1,648	51,961
Merit Medical Systems, Inc.(a)	9,611	543,118
Nemaura Medical, Inc.(a)	2,006	4,172
Neogen Corp.(a)	13,180	184,125
Nevro Corp.(a)	5,219	243,205
Novocure Ltd.(a)	495	37,610
NuVasive, Inc.(a)	7,129	312,321
Olympus Corp.	4,600	88,494
Omnicell, Inc.(a)	2,473	215,225
Orthofix Medical, Inc.(a)	7,322	139,923
Outset Medical, Inc.(a)	3,108	49,510
Paragon 28, Inc.(a)(b)	2,295	40,897
Penumbra, Inc.(a)	119	22,562
PROCEPT BioRobotics Corp.(a)	1,008	41,792
Pulmonx Corp.(a)	3,141	52,329
QuidelOrtho Corp.(a)	170	12,152
ResMed, Inc.	407	88,848
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,400	225,606
Shockwave Medical, Inc.(a)	3,627	1,008,560
SI-BONE, Inc.(a)(b)	4,220	73,681
Siemens Healthineers AG(c)	1,690	72,493
Silk Road Medical, Inc.(a)	1,928	86,760
Smith & Nephew PLC	2,971	34,294
Sonova Holding AG, Registered Shares	113	24,867
STAAR Surgical Co.(a)(b)	3,232	228,018
Straumann Holding AG, Registered Shares	240	21,950
Stryker Corp.	1,001	202,743
Sysmex Corp.	700	37,405
Tactile Systems Technology, Inc.(a)	4,791	37,322
Tandem Diabetes Care, Inc.(a)	212	10,144
Terumo Corp.	3,000	84,331
TransMedics Group, Inc.(a)	793	33,100
Varex Imaging Corp.(a)	10,204	215,713
ViewRay, Inc.(a)	10,765	39,185
Zimmer Biomet Holdings, Inc.	295	30,842

		14,154,649

Health Care Providers & Services — 2.1%
1Life Healthcare, Inc.(a)	15,311	262,584
Acadia Healthcare Co., Inc.(a)	303	23,689
Accolade, Inc.(a)	5,999	68,509
AdaptHealth Corp.(a)	2,917	54,781

Security	Shares	Value

Health Care Providers & Services (continued)
Addus HomeCare Corp.(a)	3,043	$289,815
Agilon Health, Inc.(a)(b)	572	13,396
Al Hammadi Holding	20,330	241,151
AlerisLife, Inc.(a)	2,992	2,842
Alignment Healthcare, Inc.(a)	11,306	133,863
Amedisys, Inc.(a)	110	10,647
AmerisourceBergen Corp.	4,436	600,324
AMN Healthcare Services, Inc.(a)	4,716	499,707
Aveanna Healthcare Holdings, Inc.(a)	22,492	33,738
Bangkok Dusit Medical Services PCL, NVDR	628,700	490,117
Brookdale Senior Living, Inc.(a)	12,333	52,662
Bumrungrad Hospital PCL, NVDR	50,800	304,591
Cano Health, Inc.(a)(b)	11,629	100,823
Castle Biosciences, Inc.(a)	1,222	31,870
Chemed Corp.	51	22,265
Cigna Corp.	7,350	2,039,404
Clover Health Investments Corp.(a)(b)	35,743	60,763
Cross Country Healthcare, Inc.(a)	5,342	151,552
CVS Health Corp.	10,946	1,043,920
Dr Sulaiman Al Habib Medical Services Group Co.	3,653	201,107
Elevance Health, Inc.	2,641	1,199,648
Encompass Health Corp.(b)	335	15,152
Enhabit, Inc.(a)	167	2,345
Ensign Group, Inc.	12,246	973,557
Fleury SA	94,931	311,137
Guardant Health, Inc.(a)	308	16,580
Hanger, Inc.(a)	3,276	61,327
HealthEquity, Inc.(a)(b)	8,970	602,515
IHH Healthcare Bhd	168,100	213,089
Invitae Corp.(a)(b)	36,572	89,967
LHC Group, Inc.(a)	2,581	422,406
Life Healthcare Group Holdings Ltd.	154,477	147,223
LifeStance Health Group, Inc.(a)	3,874	25,646
McKesson Corp.	1,126	382,694
ModivCare, Inc.(a)	694	69,178
Oak Street Health, Inc.(a)	336	8,239
OPKO Health, Inc.(a)	54,880	103,723
Option Care Health, Inc.(a)	27,019	850,288
Patterson Cos., Inc.(b)	6,531	156,875
Premier, Inc., Class A(b)	406	13,780
Privia Health Group, Inc.(a)	5,929	201,942
Progyny, Inc.(a)	9,122	338,061
Qualicorp Consultoria e Corretora de Seguros SA	43,609	65,967
Ramsay Health Care Ltd.	812	29,806
Sema4 Holdings Corp.(a)	11,740	10,302
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	180,200	248,511
Signify Health, Inc., Class A(a)	220	6,413
Sinopharm Group Co. Ltd., Class H	93,200	186,007
Sonic Healthcare Ltd.	3,260	63,587
Surgery Partners, Inc.(a)	5,428	127,015
Tenet Healthcare Corp.(a)	364	18,775
UnitedHealth Group, Inc.	5,437	2,745,902

		16,441,777

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(a)	27,603	420,394
American Well Corp., Class A(a)	45,090	161,873
Certara, Inc.(a)	390	5,179
Change Healthcare, Inc.(a)	857	23,559
Definitive Healthcare Corp.(a)	66	1,026
Doximity, Inc., Class A(a)	329	9,942
Evolent Health, Inc., Class A(a)	18,413	661,579
Health Catalyst, Inc.(a)	12,799	124,150

13

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
M3, Inc.	1,600	$44,675
Multiplan Corp.(a)	38,608	110,419
NextGen Healthcare, Inc.(a)(b)	13,001	230,118
Phreesia, Inc.(a)	9,232	235,231
Schrodinger, Inc.(a)	7,056	176,259
Teladoc Health, Inc.(a)(b)	18,193	461,193
Veeva Systems, Inc., Class A(a)	1,391	229,348

		2,894,945

Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc.(a)	19,233	150,210
Alsea SAB de CV(a)	120,431	217,008
Biglari Holdings, Inc., Class B(a)	397	45,893
BJ’s Restaurants, Inc.(a)(b)	9,335	222,640
Bloomin’ Brands, Inc.(b)	4,876	89,377
Boyd Gaming Corp.(b)	1,165	55,512
Central Plaza Hotel PCL, NVDR(a)	125,600	163,160
Century Casinos, Inc.(a)	2,317	15,199
Cheesecake Factory, Inc.(b)	12,056	353,000
Choice Hotels International, Inc.(b)	446	48,846
Churchill Downs, Inc.	127	23,387
Chuy’s Holdings, Inc.(a)	1,649	38,224
Cracker Barrel Old Country Store, Inc.(b)	899	83,229
Darden Restaurants, Inc.(b)	3,087	389,950
Dave & Buster’s Entertainment, Inc.(a)	4,630	143,669
Domino’s Pizza, Inc.	917	284,453
DraftKings, Inc., Class A(a)(b)	1,109	16,790
El Pollo Loco Holdings, Inc.(a)	7,922	70,664
Everi Holdings, Inc.(a)	7,874	127,716
Flutter Entertainment PLC(a)	461	50,817
Genting Malaysia Bhd	83,200	50,060
Golden Entertainment, Inc.(a)	3,097	108,054
H World Group Ltd., ADR(b)	3,991	133,858
Hilton Grand Vacations, Inc.(a)	8,322	273,711
Hyatt Hotels Corp., Class A(a)	170	13,763
Indian Hotels Co. Ltd.	16,406	66,341
International Game Technology PLC(b)	23,602	372,912
Jollibee Foods Corp.	33,620	131,167
Lemon Tree Hotels Ltd.(a)(c)	177,208	187,624
Marriott Vacations Worldwide Corp.(b)	143	17,426
McDonald’s Corp.	1,316	303,654
Minor International PCL, NVDR(a)	125,300	87,550
Norwegian Cruise Line Holdings Ltd.(a)	2,618	29,740
OPAP SA	18,175	217,963
Oriental Land Co. Ltd.	300	40,689
Papa John’s International, Inc.(b)	8,716	610,207
Penn Entertainment, Inc.(a)	1,307	35,956
Planet Fitness, Inc., Class A(a)	286	16,491
PlayAGS, Inc.(a)	5,959	31,583
Royal Caribbean Cruises Ltd.(a)(b)	2,829	107,219
Rush Street Interactive, Inc.(a)(b)	6,884	25,333
SeaWorld Entertainment, Inc.(a)	2,549	116,005
Shake Shack, Inc., Class A(a)	7,513	337,935
Six Flags Entertainment Corp.(a)(b)	264	4,673
Texas Roadhouse, Inc.	9,613	838,830
Travel & Leisure Co.(b)	30,017	1,024,180
Trip.com Group Ltd., ADR(a)	16,743	457,251
Wendy’s Co.	611	11,420
Wingstop, Inc.	3,885	487,257
Wyndham Hotels & Resorts, Inc.	316	19,387

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc.(b)	10,719	$507,330
Zamp SA(a)	93,148	119,147

		9,374,460

Household Durables — 0.6%
Barratt Developments PLC	9,492	35,874
Berkeley Group Holdings PLC	709	25,904
Cavco Industries, Inc.(a)	147	30,247
Century Communities, Inc.(b)	866	37,048
D.R. Horton, Inc.	8,224	553,886
Ethan Allen Interiors, Inc.(b)	11,242	237,656
GoPro, Inc., Class A(a)	25,554	125,981
Gree Electric Appliances, Inc. of Zhuhai, Class A	132,100	598,859
Haier Smart Home Co. Ltd., Class H	26,200	79,726
Installed Building Products, Inc.	2,320	187,897
iRobot Corp.(a)	2,262	127,419
La-Z-Boy, Inc.	2,651	59,833
Leggett & Platt, Inc.	456	15,148
Lennar Corp., B Shares	54	3,214
Lennar Corp., Class A	7,111	530,125
LGI Homes, Inc.(a)(b)	837	68,107
Lovesac Co.(a)	589	12,004
MDC Holdings, Inc.	16,364	448,701
NVR, Inc.(a)	90	358,837
Persimmon PLC	3,410	46,636
PulteGroup, Inc.	7,828	293,550
Skyline Champion Corp.(a)	1,805	95,430
Sony Group Corp.	3,000	193,243
Taylor Morrison Home Corp.(a)	9,303	216,946
Taylor Wimpey PLC	36,663	35,700
Tempur Sealy International, Inc.	610	14,725
Toll Brothers, Inc.	374	15,708
TopBuild Corp.(a)	113	18,620
Tri Pointe Homes, Inc.(a)	20,329	307,171
Whirlpool Corp.(b)	655	88,301

		4,862,496

Household Products — 0.8%
Central Garden & Pet Co.(a)	833	30,021
Central Garden & Pet Co., Class A(a)	13,312	454,738
Church & Dwight Co., Inc.(b)	843	60,224
Clorox Co.(b)	567	72,797
Colgate-Palmolive Co.	18,799	1,320,630
Henkel AG & Co. KGaA	269	15,245
Kimberly-Clark Corp.	1,158	130,321
Procter & Gamble Co.	29,315	3,701,019
Reckitt Benckiser Group PLC	2,167	143,632
Reynolds Consumer Products, Inc.(b)	186	4,838
Spectrum Brands Holdings, Inc.(b)	137	5,347
Unicharm Corp.	700	22,963

		5,961,775

Independent Power and Renewable Electricity Producers — 0.5%
ACWA Power Co.	4,477	199,385
Adani Green Energy Ltd.(a)	5,800	159,631
Adani Power Ltd.(a)	31,157	141,638
AES Corp.	9,256	209,186
Brookfield Renewable Corp., Class A	8,367	273,433
Clearway Energy, Inc., Class A	18,426	536,197
Clearway Energy, Inc., Class C	25,757	820,360
Datang International Power Generation Co. Ltd., Class H, Class H(a)	620,000	118,061

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
EDP Renovaveis SA	3,986	$81,993
Meridian Energy Ltd.	6,630	17,790
Ormat Technologies, Inc.(b)	3,068	264,462
RWE AG	3,381	124,272
Sunnova Energy International, Inc.(a)(b)	16,572	365,910
Vistra Corp.	27,882	585,522

		3,897,840

Industrial Conglomerates — 0.2%
CITIC Ltd.	118,000	111,175
CK Hutchison Holdings Ltd.	5,500	30,284
DCC PLC	1,130	58,684
Fosun International Ltd.	175,500	108,460
GS Holdings Corp.	2,486	71,970
Hitachi Ltd.	3,200	136,179
Honeywell International, Inc.	239	39,906
Industries Qatar QSC	63,668	291,369
Investment AB Latour, B Shares	1,880	31,106
Keppel Corp. Ltd.	27,300	131,365
Lifco AB, B Shares	2,806	38,928
Samsung C&T Corp.	1,667	119,454
Siemens AG, Registered Shares	2,652	259,214
SM Investments Corp.	13,280	163,561
Smiths Group PLC	2,769	46,123
Toshiba Corp.	1,500	53,438

		1,691,216

Insurance — 1.7%
AIA Group Ltd.	30,200	251,442
Allianz SE, Registered Shares	609	95,938
Allstate Corp.	4,222	525,766
Ambac Financial Group, Inc.(a)	5,876	74,919
Argo Group International Holdings Ltd.	1,979	38,115
Assured Guaranty Ltd.	231	11,192
Aviva PLC	12,895	55,305
AXA SA	1,977	43,164
Axis Capital Holdings Ltd.	265	13,025
Bright Health Group, Inc.(a)(b)	24,663	25,896
Brighthouse Financial, Inc.(a)	266	11,550
Cathay Financial Holding Co. Ltd.	336,000	421,120
China Life Insurance Co. Ltd., Class H	227,000	290,431
China Pacific Insurance Group Co. Ltd., Class H	77,200	141,768
China Taiping Insurance Holdings Co. Ltd.	102,600	86,001
CNA Financial Corp.	95	3,505
CNO Financial Group, Inc.	16,986	305,238
Crawford & Co., Class A	30,804	176,815
Discovery Ltd.(a)	25,469	147,034
Donegal Group, Inc., Class A	9,825	132,539
eHealth, Inc.(a)	6,459	25,255
Enstar Group Ltd.(a)	418	70,889
FedNat Holding Co.(a)(b)	4,457	513
First American Financial Corp.	365	16,826
Genworth Financial, Inc., Class A(a)	20,040	70,140
Gjensidige Forsikring ASA	4,895	83,995
Goosehead Insurance, Inc., Class A(a)(b)	3,141	111,945
Hanover Insurance Group, Inc.	123	15,761
Hanwha Life Insurance Co. Ltd.(a)	60,137	87,022
Hartford Financial Services Group, Inc.	2,357	145,993
HCI Group, Inc.(b)	820	32,144
Heritage Insurance Holdings, Inc.	20,263	45,794
Investors Title Co.	307	43,287
Kemper Corp.	206	8,500
Kinsale Capital Group, Inc.	2,628	671,244

Security	Shares	Value

Insurance (continued)
Lemonade, Inc.(a)	3,275	$69,364
Marsh & McLennan Cos., Inc.	13,426	2,004,367
MBIA, Inc.(a)	3,255	29,946
Mercury General Corp.(b)	10,810	307,220
MetLife, Inc.(b)	12,393	753,246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	207	49,829
New China Life Insurance Co. Ltd., Class H	51,200	97,509
Old Republic International Corp.	959	20,072
Oscar Health, Inc., Class A(a)	26,130	130,389
Palomar Holdings, Inc.(a)	829	69,404
People’s Insurance Co. Group of China Ltd., Class H	472,000	136,748
PICC Property & Casualty Co. Ltd., Class H	260,000	268,862
Ping An Insurance Group Co. of China Ltd., Class H	348,500	1,738,595
Primerica, Inc.(b)	135	16,666
Prudential PLC	7,780	76,148
Reinsurance Group of America, Inc.(b)	230	28,936
RenaissanceRe Holdings Ltd.	150	21,058
RLI Corp.(b)	2,669	273,252
Root, Inc./OH, Class A(a)	2,019	15,906
Ryan Specialty Holdings, Inc.(a)	282	11,455
Sanlam Ltd.	37,748	106,772
SBI Life Insurance Co. Ltd.(c)	3,765	57,539
Selective Insurance Group, Inc.(b)	8,232	670,085
Selectquote, Inc.(a)	9,708	7,087
Tokio Marine Holdings, Inc.	3,000	53,319
Travelers Cos., Inc.	9,763	1,495,692
Trean Insurance Group, Inc.(a)	5,265	17,901
Trupanion, Inc.(a)(b)	2,643	157,073
United Insurance Holdings Corp.	7,811	5,003
Unum Group	702	27,238
White Mountains Insurance Group Ltd.	10	13,030
Willis Towers Watson PLC	238	47,824

		13,057,606

Interactive Media & Services — 2.8%
Adevinta ASA(a)	2,587	15,413
AfreecaTV Co. Ltd.	1,467	65,214
Alphabet, Inc., Class A(a)	50,416	4,822,290
Alphabet, Inc., Class C(a)(b)	44,785	4,306,078
Auto Trader Group PLC(c)	5,485	31,106
Autohome, Inc., ADR	2,071	59,562
Baidu, Inc., Class A(a)	69,310	1,020,326
Bumble, Inc., Class A(a)	7,230	155,373
Cargurus, Inc.(a)	8,923	126,439
Eventbrite, Inc., Class A(a)	18,725	113,848
EverQuote, Inc., Class A(a)	6,631	45,223
FuboTV, Inc.(a)(b)	16,679	59,210
Kanzhun Ltd., ADR(a)	3,974	67,081
Kuaishou Technology(a)(c)	41,400	265,546
Meta Platforms, Inc., Class A(a)	19,760	2,681,037
NAVER Corp.	2,871	382,464
Outbrain, Inc.(a)	2,847	10,391
QuinStreet, Inc.(a)	12,994	136,437
REA Group Ltd.	545	39,669
Scout24 SE(c)	315	15,785
SEEK Ltd.	2,394	29,096
Snap, Inc., Class A(a)	25,123	246,708
Tencent Holdings Ltd.	191,600	6,471,541
TripAdvisor, Inc.(a)	341	7,529
TrueCar, Inc.(a)	10,229	15,446
Twitter, Inc.(a)	1,191	52,213
Vimeo, Inc.(a)	33,739	134,956

15

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Yelp, Inc.(a)	8,752	$296,780
Z Holdings Corp.	6,600	17,494
Ziff Davis, Inc.(a)	2,564	175,583
ZipRecruiter, Inc., Class A(a)	10,283	169,669

		22,035,507

Internet & Direct Marketing Retail — 2.4%
1-800-Flowers.com, Inc., Class A(a)	10,320	66,977
Alibaba Group Holding Ltd.(a)	440,960	4,400,488
Amazon.com, Inc.(a)	66,762	7,544,106
ContextLogic, Inc., Class A(a)(b)	93,015	68,264
eBay, Inc.	22,823	840,115
JD.com, Inc., Class A	60,386	1,523,429
Lands’ End, Inc.(a)(b)	3,918	30,247
Meituan, Class B(a)(c)	105,200	2,210,930
MercadoLibre, Inc.(a)	23	19,039
Naspers Ltd., N Shares	4,981	617,761
Overstock.com, Inc.(a)	13,209	321,639
Pinduoduo, Inc., ADR(a)	14,834	928,312
Porch Group, Inc.(a)	6,159	13,858
Prosus NV	2,404	125,072
RealReal, Inc.(a)	12,154	18,231
Shutterstock, Inc.	2,525	126,679
Stitch Fix, Inc., Class A(a)	12,373	48,873
ThredUp, Inc., Class A(a)	10,521	19,359
Vipshop Holdings Ltd., ADR(a)	15,082	126,839
Xometry, Inc., Class A(a)	2,012	114,261
Zalando SE(a)(c)	821	16,036
ZOZO, Inc.	900	18,016

		19,198,531

IT Services — 2.6%
Accenture PLC, Class A(b)	5,856	1,506,749
Adyen NV(a)(c)	49	61,111
Amadeus IT Group SA(a)	1,009	46,780
Amdocs Ltd.(b)	424	33,687
Automatic Data Processing, Inc.	7,509	1,698,461
AvidXchange Holdings, Inc.(a)	12,066	101,596
Backblaze, Inc., Class A(a)	2,670	13,270
Bechtle AG	937	33,684
BigCommerce Holdings, Inc., Series-1(a)	3,334	49,343
Block, Inc.(a)	3,804	209,182
Capgemini SE	243	38,904
Cielo SA	176,136	176,321
Cloudflare, Inc., Class A(a)(b)	859	47,511
Cognizant Technology Solutions Corp., Class A	15,047	864,300
Concentrix Corp.	145	16,186
Conduent, Inc.(a)	41,159	137,471
CSG Systems International, Inc.(b)	8,827	466,772
DigitalOcean Holdings, Inc.(a)	3,636	131,514
DXC Technology Co.(a)	839	20,539
Edenred	929	42,800
EPAM Systems, Inc.(a)	92	33,321
Euronet Worldwide, Inc.(a)	167	12,652
ExlService Holdings, Inc.(a)	2,989	440,459
Fastly, Inc., Class A(a)	6,652	60,932
Fidelity National Information Services, Inc.	2,283	172,526
Fiserv, Inc.(a)	1,546	144,659
Flywire Corp.(a)	4,391	100,817
Fujitsu Ltd.	700	76,756
Gartner, Inc.(a)	2,089	578,005
Genpact Ltd.	3,361	147,111
Global Payments, Inc.	488	52,728
Globant SA(a)	139	26,004

Security	Shares	Value

IT Services (continued)
GMO Payment Gateway, Inc.	700	$47,986
Hackett Group, Inc.	6,647	117,785
HCL Technologies Ltd.	34,340	390,002
Infosys Ltd.	105,039	1,800,609
Infosys Ltd., ADR(b)	28,657	486,309
International Business Machines Corp.	1,360	161,582
International Money Express, Inc.(a)	3,501	79,788
Itochu Techno-Solutions Corp.	3,200	75,012
Jack Henry & Associates, Inc.	256	46,661
Kyndryl Holdings, Inc.(a)	768	6,351
Larsen & Toubro Infotech Ltd.(c)	2,290	124,054
Marqeta, Inc., Class A(a)	40,976	291,749
Mastercard, Inc., Class A	7,396	2,102,979
MoneyGram International, Inc.(a)	2,293	23,847
Mphasis Ltd.	7,429	188,388
NEC Corp.	600	19,212
Nomura Research Institute Ltd.	2,000	48,846
Obic Co. Ltd.	1,000	134,094
Okta, Inc.(a)	2,615	148,715
Otsuka Corp.	2,400	74,850
Paya Holdings, Inc.(a)	2,539	15,513
Paychex, Inc.	1,761	197,602
Payoneer Global, Inc.(a)	10,638	64,360
PayPal Holdings, Inc.(a)	6,778	583,382
Paysafe Ltd.(a)	24,549	33,878
Perficient, Inc.(a)	2,692	175,034
Remitly Global, Inc.(a)	8,990	99,969
Repay Holdings Corp.(a)	7,413	52,336
Sabre Corp.(a)	32,164	165,645
Samsung SDS Co. Ltd.	514	40,934
SCSK Corp.	6,000	90,836
Shift4 Payments, Inc., Class A(a)	147	6,558
Snowflake, Inc., Class A(a)(b)	402	68,324
Squarespace, Inc., Class A(a)	3,491	74,568
StoneCo Ltd., Class A(a)	55,139	525,475
Switch, Inc., Class A	393	13,240
Tata Consultancy Services Ltd.	39,334	1,441,547
Thoughtworks Holding, Inc.(a)(b)	143	1,500
TIS, Inc.	2,800	74,339
Toast, Inc., Class A(a)(b)	774	12,941
TTEC Holdings, Inc.	2,475	109,667
Unisys Corp.(a)	4,314	32,571
Verra Mobility Corp.(a)	1,843	28,327
Visa, Inc., Class A(b)	14,842	2,636,681
WEX, Inc.(a)	153	19,422

		20,475,619

Leisure Products — 0.0%
Brunswick Corp.	264	17,279
Malibu Boats, Inc., Class A(a)	944	45,303
Mattel, Inc.(a)	4,252	80,533
Peloton Interactive, Inc., Class A(a)(b)	1,030	7,138
Polaris, Inc.(b)	196	18,747
Topgolf Callaway Brands Corp.(a)	10,817	208,335
YETI Holdings, Inc.(a)	293	8,356

		385,691

Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(a)	291	8,288
AbCellera Biologics, Inc.(a)	21,137	209,045
Adaptive Biotechnologies Corp.(a)	23,695	168,708
Agilent Technologies, Inc.	10,934	1,329,028
Akoya Biosciences, Inc.(a)	2,265	26,614
Azenta, Inc.(b)	251	10,758

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Berkeley Lights, Inc.(a)	14,477	$41,404
Bionano Genomics, Inc.(a)(b)	15,618	28,581
Bio-Rad Laboratories, Inc., Class A(a)	81	33,788
Bio-Techne Corp.	179	50,836
Bruker Corp.	351	18,624
Charles River Laboratories International, Inc.(a)	152	29,914
Codexis, Inc.(a)	7,633	46,256
Danaher Corp.	4,905	1,266,912
Eurofins Scientific SE	756	44,879
Illumina, Inc.(a)	713	136,033
IQVIA Holdings, Inc.(a)	739	133,862
Lonza Group AG, Registered Shares	202	98,352
Maravai LifeSciences Holdings, Inc., Class A(a)	376	9,599
MaxCyte, Inc.(a)	4,433	28,815
Medpace Holdings, Inc.(a)	399	62,711
Mettler-Toledo International, Inc.(a)	278	301,385
NanoString Technologies, Inc.(a)(b)	6,075	77,578
Nautilus Biotechnology, Inc.(a)	2,672	5,665
NeoGenomics, Inc.(a)	13,770	118,560
Pacific Biosciences of California, Inc.(a)	18,685	108,466
PerkinElmer, Inc.	446	53,667
Personalis, Inc.(a)(b)	13,965	41,476
QIAGEN NV(a)	2,565	106,533
Quanterix Corp.(a)	2,466	27,175
Quantum-Si, Inc.(a)(b)	5,825	16,019
Repligen Corp.(a)	303	56,694
Sartorius Stedim Biotech	167	51,225
Seer, Inc., Class A(a)(b)	4,189	32,423
Singular Genomics Systems, Inc.(a)(b)	863	2,158
SomaLogic, Inc.(a)	5,841	16,939
Sotera Health Co.(a)	341	2,326
Syneos Health, Inc.(a)	349	16,455
Thermo Fisher Scientific, Inc.	4,875	2,472,551
Waters Corp.(a)	257	69,269
West Pharmaceutical Services, Inc.	598	147,156
WuXi AppTec Co. Ltd., Class H(c)	18,648	148,936
Wuxi Biologics Cayman, Inc.(a)(c)	82,000	488,133

		8,143,796

Machinery — 2.1%
AGCO Corp.	214	20,580
Allison Transmission Holdings, Inc.(b)	355	11,985
Alstom SA	2,022	32,707
Altra Industrial Motion Corp.	11,305	380,074
Ardagh Group SA(a)	56	481
Astec Industries, Inc.(b)	5,798	180,840
Atlas Copco AB, B Shares	3,380	28,017
Caterpillar, Inc.(b)	4,949	812,032
Chart Industries, Inc.(a)(b)	3,033	559,134
Crane Holdings Co.	169	14,794
Cummins India Ltd.	6,756	98,734
Cummins, Inc.	1,852	376,901
Deere & Co.(b)	5,106	1,704,842
Desktop Metal, Inc., Class A(a)(b)	17,177	44,488
Donaldson Co., Inc.	423	20,731
Energy Recovery, Inc.(a)(b)	1,041	22,631
EnPro Industries, Inc.(b)	1,396	118,632
Esab Corp.(b)	159	5,304
FANUC Corp.	500	70,207
Flowserve Corp.(b)	446	10,838
Fortive Corp.	2,132	124,296
Franklin Electric Co., Inc.(b)	15,319	1,251,716
Gates Industrial Corp. PLC(a)	326	3,182

Security	Shares	Value

Machinery (continued)
Gencor Industries, Inc.(a)	5,434	$48,960
Graco, Inc.(b)	578	34,651
Hiwin Technologies Corp.	80,763	447,203
Hurco Cos., Inc.	1,217	27,358
Hyliion Holdings Corp.(a)(b)	20,862	59,874
Hyster-Yale Materials Handling, Inc.	2,475	53,237
Hyundai Construction Equipment Co. Ltd.	5,063	112,035
Illinois Tool Works, Inc.(b)	3,276	591,809
Indutrade AB	2,165	35,116
Ingersoll Rand, Inc.	1,880	81,329
Iochpe Maxion SA	74,104	174,464
ITT, Inc.	289	18,883
John Bean Technologies Corp.(b)	1,914	164,604
Kadant, Inc.	191	31,861
Kennametal, Inc.(b)	28,375	583,958
Kone OYJ, Class B	1,595	61,453
Lincoln Electric Holdings, Inc.	197	24,767
Lindsay Corp.	390	55,879
Manitowoc Co., Inc.(a)	16,019	124,147
Microvast Holdings, Inc.(a)	13,128	23,762
Middleby Corp.(a)	189	24,224
MISUMI Group, Inc.	1,900	40,912
Mueller Industries, Inc.(b)	5,485	326,028
Mueller Water Products, Inc., Class A	7,140	73,328
Nikola Corp.(a)(b)	7,986	28,111
Oshkosh Corp.	228	16,026
Otis Worldwide Corp.	2,879	183,680
PACCAR, Inc.	17,528	1,466,918
Parker-Hannifin Corp.	803	194,575
Proterra, Inc.(a)	9,382	46,722
Proto Labs, Inc.(a)	3,488	127,068
Schindler Holding AG	171	26,539
Shenzhen Inovance Technology Co. Ltd., Class A	38,700	310,905
Shyft Group, Inc.(b)	5,016	102,477
Sinotruk Hong Kong Ltd.	73,000	61,100
SMC Corp.	200	81,394
Snap-on, Inc.(b)	5,271	1,061,316
SPX Technologies, Inc.(a)(b)	7,100	392,062
Standex International Corp.	2,845	232,294
Stanley Black & Decker, Inc.	859	64,605
Tennant Co.(b)	2,264	128,052
Terex Corp.(b)	20,837	619,692
Timken Co.	15,096	891,268
Titan International, Inc.(a)	5,913	71,784
Toro Co.	361	31,219
Trinity Industries, Inc.(b)	4,134	88,261
Wabash National Corp.(b)	1,821	28,335
Watts Water Technologies, Inc., Class A	6,292	791,093
Westinghouse Air Brake Technologies Corp.	3,207	260,890
Xylem, Inc.	3,576	312,399
Yaskawa Electric Corp.	1,100	31,656
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	379,000	131,125

		16,894,554

Marine — 0.1%
AP Moller - Maersk A/S, Class A	20	35,335
AP Moller - Maersk A/S, Class B	42	76,324
COSCO SHIPPING Holdings Co. Ltd., Class H	52,000	60,485
Evergreen Marine Corp. Taiwan Ltd.	27,600	125,840
Genco Shipping & Trading Ltd.(b)	3,842	48,140
Golden Ocean Group Ltd.(a)(b)	10,713	80,026
Kirby Corp.(a)	204	12,397

17

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Kuehne & Nagel International AG, Registered Shares	170	$34,617
Matson, Inc.(b)	6,135	377,425
Mitsui OSK Lines Ltd.	800	14,314
Nippon Yusen KK	900	15,277
SITC International Holdings Co. Ltd.	8,000	14,672
U-Ming Marine Transport Corp.	129,000	147,894
Wisdom Marine Lines Co. Ltd.	97,000	157,245

		1,199,991

Media — 0.7%
Altice USA, Inc., Class A(a)	719	4,192
Cable One, Inc.	26	22,179
Cardlytics, Inc.(a)(b)	3,383	31,800
Charter Communications, Inc., Class A(a)	652	197,784
Comcast Corp., Class A	47,086	1,381,032
ComScore, Inc.(a)	13,300	21,945
Cumulus Media, Inc., Class A(a)	3,764	26,461
Dentsu Group, Inc.	200	5,686
Emerald Holding, Inc.(a)	7,770	26,263
Entravision Communications Corp., Class A(b)	21,487	85,303
EW Scripps Co., Class A(a)	18,860	212,552
Fox Corp., Class A	54,592	1,674,883
Fox Corp., Class B	775	22,088
iHeartMedia, Inc., Class A(a)	10,313	75,594
Informa PLC	5,081	29,042
Interpublic Group of Cos., Inc.	10,731	274,714
Liberty Broadband Corp., Class A(a)	81	6,043
Liberty Broadband Corp., Class C(a)	832	61,402
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	20	761
Magnite, Inc.(a)(b)	8,214	53,966
New York Times Co., Class A	565	16,244
News Corp., Class A	1,260	19,039
News Corp., Class B	415	6,399
Nexstar Media Group, Inc., Class A	505	84,259
Omnicom Group, Inc.	1,135	71,607
Paramount Global, Class A(b)	26	560
Paramount Global, Class B(b)	3,802	72,390
Pearson PLC	2,443	23,330
Publicis Groupe SA	592	28,051
Scholastic Corp.(b)	3,048	93,756
Sinclair Broadcast Group, Inc., Class A(b)	6,968	126,051
Sirius XM Holdings, Inc.(b)	9,750	55,672
TechTarget, Inc.(a)	629	37,237
TEGNA, Inc.	18,799	388,763
Thryv Holdings, Inc.(a)	1,520	34,702
Townsquare Media, Inc., Class A(a)	5,405	39,240
Trade Desk, Inc., Class A(a)	1,336	79,826
Vivendi SE	2,765	21,447
WideOpenWest, Inc.(a)	4,252	52,172
WPP PLC	5,099	42,093

		5,506,528

Metals & Mining — 1.3%
Alrosa PJSC(a)(d)	667,929	111
Aluminum Corp. of China Ltd., Class H	216,000	69,852
Angang Steel Co. Ltd., Class H	642,000	158,367
Anglo American Platinum Ltd.	6,082	431,363
Anglo American PLC	3,991	119,833
AngloGold Ashanti Ltd.	13,698	187,126
AngloGold Ashanti Ltd., ADR(b)	7,408	102,379
Arconic Corp.(a)	5,729	97,622
ATI, Inc.(a)(b)	8,508	226,398
BHP Group Ltd., Class DI	12,841	319,203
Boliden AB	2,171	67,075

Security	Shares	Value

Metals & Mining (continued)
China Hongqiao Group Ltd.	252,500	$206,700
CMOC Group Ltd., Class H	138,000	53,579
Coeur Mining, Inc.(a)	52,706	180,255
Commercial Metals Co.(b)	12,578	446,267
Constellium SE(a)	19,116	193,836
CSN Mineracao SA	246,961	151,536
Freeport-McMoRan, Inc.	4,767	130,282
Ganfeng Lithium Co. Ltd., Class A	12,200	127,335
Gerdau SA, ADR	36,926	166,906
Glencore PLC	16,603	87,249
Gold Fields Ltd.(b)	29,595	238,700
Gold Fields Ltd., ADR	21,360	172,802
Grupo Mexico SAB de CV, Series B	90,494	306,088
Hecla Mining Co.	38,951	153,467
Hochschild Mining PLC	52,450	34,277
Hycroft Mining Holding Corp.(a)	18,205	11,005
Impala Platinum Holdings Ltd.	20,697	192,433
Materion Corp.(b)	962	76,960
Mineral Resources Ltd.	1,294	54,315
MMC Norilsk Nickel PJSC(d)	651	—
MP Materials Corp.(a)	311	8,490
Novagold Resources, Inc.(a)	37,406	175,434
Olympic Steel, Inc.	3,046	69,479
POSCO Holdings, Inc.	3,903	569,322
POSCO Holdings, Inc., ADR(b)	5,751	210,544
Reliance Steel & Aluminum Co.	214	37,324
Rio Tinto PLC	2,454	132,776
Royal Gold, Inc.(b)	225	21,109
Ryerson Holding Corp.	2,388	61,467
Saudi Arabian Mining Co.(a)	33,799	617,971
Schnitzer Steel Industries, Inc., Class A(b)	3,858	109,799
Severstal PAO(d)	6,166	1
Shougang Fushan Resources Group Ltd.	492,000	142,586
Sibanye Stillwater Ltd.(b)	110,325	253,253
Southern Copper Corp.(b)	8,599	385,579
SSR Mining, Inc.	726	10,679
Steel Authority of India Ltd.	77,168	72,067
Steel Dynamics, Inc.	6,950	493,102
Tata Steel Ltd.	63,826	77,908
Timah Tbk PT	1,878,000	164,151
TimkenSteel Corp.(a)	3,227	48,373
U.S. Steel Corp.	891	16,145
Vale SA	114,924	1,534,777
Warrior Met Coal, Inc.(b)	2,573	73,176
Zijin Mining Group Co. Ltd., Class H	134,000	129,701

		10,178,534

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.(b)	1,650	25,245
AGNC Investment Corp.	1,805	15,198
Arbor Realty Trust, Inc.(b)	26,128	300,472
Great Ajax Corp.	1,180	8,862
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	5,183	155,127
Ladder Capital Corp.	5,175	46,368
Rithm Capital Corp.(b)	1,482	10,848
Starwood Property Trust, Inc.(b)	992	18,075
TPG RE Finance Trust, Inc.	4,054	28,378

		608,573

Multiline Retail — 0.5%
Big Lots, Inc.(b)	5,804	90,600
Dillard’s, Inc., Class A(b)	683	186,295
Dollar General Corp.	2,970	712,384

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Dollar Tree, Inc.(a)	3,589	$488,463
Hyundai Department Store Co. Ltd.	4,685	176,850
Kohl’s Corp.	967	24,320
Macy’s, Inc.(b)	9,776	153,190
Next PLC	970	51,483
Nordstrom, Inc.(b)	379	6,341
Ollie’s Bargain Outlet Holdings, Inc.(a)	216	11,146
Shinsegae, Inc.	2,621	418,810
Target Corp.	11,658	1,729,931
Wesfarmers Ltd.	4,982	136,200
Woolworths Holdings Ltd.	40,258	135,276

		4,321,289

Multi-Utilities — 0.8%
Ameren Corp.	2,398	193,159
Avista Corp.	1,672	61,948
Black Hills Corp.	12,918	874,936
CenterPoint Energy, Inc.	2,626	74,001
CMS Energy Corp.	19,755	1,150,531
Consolidated Edison, Inc.	2,659	228,036
Dominion Energy, Inc.	5,396	372,918
DTE Energy Co.	15,863	1,825,038
E.ON SE	9,120	70,067
Engie SA	8,519	98,053
National Grid PLC	23,160	238,411
NorthWestern Corp.	9,744	480,184
Public Service Enterprise Group, Inc.	6,633	372,974
Sempra Energy	2,258	338,564
Veolia Environnement SA	5,004	95,637
WEC Energy Group, Inc.	2,273	203,274

		6,677,731

Oil, Gas & Consumable Fuels — 3.4%
Aker BP ASA	3,255	93,433
AKR Corporindo Tbk PT	2,050,700	181,522
Alto Ingredients, Inc.(a)	8,550	31,122
Amplify Energy Corp.(a)	6,398	42,035
Ampol Ltd.	2,009	37,160
Antero Midstream Corp.(b)	1,145	10,511
Antero Resources Corp.(a)	1,007	30,744
Archaea Energy, Inc.(a)(b)	5,072	91,347
Ardmore Shipping Corp.(a)	15,646	142,848
Bangchak Corp. PCL, NVDR	739,900	577,165
BP PLC, ADR	74,431	355,660
Brigham Minerals, Inc., Class A	1,142	28,173
California Resources Corp.	2,066	79,396
Callon Petroleum Co.(a)	3,699	129,502
Chesapeake Energy Corp.	2,112	198,972
Chevron Corp.	18,488	2,656,171
China Petroleum & Chemical Corp., ADR	4,034	169,428
China Petroleum & Chemical Corp., Class H	982,000	419,340
Chord Energy Corp.	4,163	569,373
Civitas Resources, Inc.(b)	2,356	135,211
Clean Energy Fuels Corp.(a)	15,836	84,564
CNX Resources Corp.(a)	20,798	322,993
Comstock Resources, Inc.(a)(b)	9,334	161,385
ConocoPhillips	2,726	278,979
Continental Resources, Inc.(b)	124	8,284
CVR Energy, Inc.	1,578	45,730
Delek U.S. Holdings, Inc.	10,120	274,657
Denbury, Inc.(a)	3,032	261,540
Devon Energy Corp.	6,973	419,286
DHT Holdings, Inc.	20,436	154,496

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(a)	331	$17,176
Energy Fuels, Inc.(a)	15,022	91,935
Eni SpA	4,964	52,761
Enviva, Inc.	105	6,306
EOG Resources, Inc.(b)	11,597	1,295,733
Equinor ASA	5,589	184,318
Equitrans Midstream Corp.(b)	21,946	164,156
Esso Thailand PCL, NVDR	653,400	220,926
Evolution Petroleum Corp.	23,182	161,347
Exxon Mobil Corp.	28,483	2,486,851
Frontline Ltd.(b)	8,171	89,309
Gazprom PJSC(a)(d)	123,918	21
Golar LNG Ltd.(a)	8,386	208,979
Green Plains, Inc.(a)	2,171	63,111
Gulfport Energy Corp.(a)	372	32,844
Hess Corp.	192	20,926
HF Sinclair Corp.	513	27,620
Inpex Corp.	3,600	33,577
Kosmos Energy Ltd.(a)	20,558	106,285
LUKOIL PJSC(d)	31,813	5
Magnolia Oil & Gas Corp., Class A(b)	4,301	85,203
Marathon Oil Corp.	15,804	356,854
Marathon Petroleum Corp.	5,692	565,386
Matador Resources Co.(b)	11,009	538,560
Murphy Oil Corp.	18,430	648,183
Neste OYJ	1,436	62,595
New Fortress Energy, Inc.	91	3,978
Nordic American Tankers Ltd.	19,898	53,128
Novatek PJSC(d)	33,690	6
Occidental Petroleum Corp.(b)	1,555	95,555
Occidental Petroleum Corp.(a)(b)	365	14,461
Oil & Natural Gas Corp. Ltd.	152,369	236,028
Ovintiv, Inc.	9,976	458,896
Par Pacific Holdings, Inc.(a)(b)	3,446	56,549
PBF Energy, Inc., Class A(a)(b)	14,047	493,893
PDC Energy, Inc.	324	18,724
Permian Resources Corp.(a)(b)	23,460	159,528
PetroChina Co. Ltd., ADR	9,837	401,940
PetroChina Co. Ltd., Class A	638,300	459,666
PetroChina Co. Ltd., Class H	1,004,000	410,425
Petroleo Brasileiro SA, ADR	16,160	179,053
Phillips 66	3,153	254,510
Pioneer Natural Resources Co.(b)	792	171,492
Polski Koncern Naftowy ORLEN SA	8,742	93,844
PTT Exploration & Production PCL, NVDR	124,200	529,615
PTT PCL, NVDR	390,200	350,896
Rabigh Refining & Petrochemical Co.(a)	25,333	92,481
Range Resources Corp.	2,268	57,290
Reliance Industries Ltd.	81,725	2,371,829
SandRidge Energy, Inc.(a)	2,032	33,142
Santos Ltd.	18,129	83,748
Saudi Arabian Oil Co.(c)	82,530	785,684
Scorpio Tankers, Inc.	8,968	377,015
SFL Corp. Ltd.	12,926	117,756
Shell PLC	23,670	587,204
SM Energy Co.	17,808	669,759
Southwestern Energy Co.(a)(b)	17,038	104,273
Star Petroleum Refining PCL	335,600	94,035
Talos Energy, Inc.(a)	9,279	154,495
Targa Resources Corp.	418	25,222
Tatneft PJSC(d)	79,242	13
Teekay Tankers Ltd., Class A(a)	6,873	189,282

19

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.(b)	47	$83,530
TotalEnergies SE	8,014	375,973
Ultrapar Participacoes SA	47,615	103,539
Ur-Energy, Inc.(a)	12,570	13,701
Valero Energy Corp.	2,107	225,133
W&T Offshore, Inc.(a)	8,404	49,247
Woodside Energy Group Ltd.	2,751	56,207
World Fuel Services Corp.	10,605	248,581

		26,853,320

Paper & Forest Products — 0.1%
Dexco SA	77,983	135,168
Louisiana-Pacific Corp.(b)	301	15,408
Resolute Forest Products, Inc.(a)	3,880	77,600
Shandong Sun Paper Industry JSC Ltd., Class A	113,200	181,274
Suzano SA	7,773	64,122
Sylvamo Corp.(b)	2,095	71,020

		544,592

Personal Products — 0.5%
Beiersdorf AG	721	70,847
BellRing Brands, Inc.(a)	8,644	178,153
Coty, Inc., Class A(a)	1,197	7,565
elf Beauty, Inc.(a)	10,300	387,486
Estee Lauder Cos., Inc., Class A	2,340	505,206
Haleon PLC(a)	17,757	55,366
Herbalife Nutrition Ltd.(a)	19,554	388,929
Hindustan Unilever Ltd.	19,092	629,640
Honest Co., Inc.(a)	4,757	16,650
Kao Corp.	2,300	93,588
Kobayashi Pharmaceutical Co. Ltd.	400	23,441
LG H&H Co. Ltd.	379	166,123
L’Oreal SA	1,240	396,480
Medifast, Inc.(b)	1,684	182,478
Natura & Co. Holding SA	32,088	87,621
Natural Health Trends Corp.(b)	3	11
Nature’s Sunshine Products, Inc.(a)	2,873	23,674
Nu Skin Enterprises, Inc., Class A(b)	1,155	38,542
Olaplex Holdings, Inc.(a)	277	2,645
Shiseido Co. Ltd.	200	7,009
Unilever PLC	9,211	404,730
USANA Health Sciences, Inc.(a)	1,406	78,806

		3,744,990

Pharmaceuticals — 3.3%
Aclaris Therapeutics, Inc.(a)(b)	6,903	108,653
Aerie Pharmaceuticals, Inc.(a)	4,542	68,720
Amneal Pharmaceuticals, Inc.(a)	13,679	27,632
Amphastar Pharmaceuticals, Inc.(a)	7,829	219,995
Arvinas, Inc.(a)	4,972	221,204
Aspen Pharmacare Holdings Ltd.	31,366	231,815
Astellas Pharma, Inc.	6,600	87,432
AstraZeneca PLC	5,081	558,551
Atea Pharmaceuticals, Inc.(a)	13,898	79,080
Bayer AG, Registered Shares	3,515	161,952
Bristol-Myers Squibb Co.	30,003	2,132,913
Cara Therapeutics, Inc.(a)	2,169	20,302
Cassava Sciences, Inc.(a)(b)	2,105	88,031
Catalent, Inc.(a)	1,547	111,941
China Resources Pharmaceutical Group Ltd.(c)	537,000	367,211
Chugai Pharmaceutical Co. Ltd.	3,100	77,448
Collegium Pharmaceutical, Inc.(a)	3,969	63,583
Corcept Therapeutics, Inc.(a)	18,165	465,751

Security	Shares	Value

Pharmaceuticals (continued)
CSPC Pharmaceutical Group Ltd.	429,520	$425,729
Cymabay Therapeutics, Inc.(a)	5,003	17,510
Daiichi Sankyo Co. Ltd.	6,200	173,295
Dr Reddy’s Laboratories Ltd.	3,187	168,698
Eisai Co. Ltd.	900	48,293
Elanco Animal Health, Inc.(a)	3,820	47,406
Eli Lilly & Co.	9,972	3,224,446
Endo International PLC(a)	21,487	2,078
Esperion Therapeutics, Inc.(a)	9,991	66,940
Flexion Therapeutics(d)	3,275	2,030
Glenmark Pharmaceuticals Ltd.	37,866	180,222
GSK PLC	14,205	205,159
Harmony Biosciences Holdings, Inc.(a)	3,798	168,213
Intra-Cellular Therapies, Inc.(a)	9,053	421,236
Ipsen SA	263	24,341
Jazz Pharmaceuticals PLC(a)	651	86,772
Johnson & Johnson	27,648	4,516,577
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	208,400	306,055
Kyowa Kirin Co. Ltd.	1,300	29,890
Lannett Co., Inc.(a)(b)	9,376	4,219
Mega Lifesciences PCL, NVDR	130,800	159,636
Merck & Co., Inc.	25,819	2,223,532
Merck KGaA	745	120,601
Mind Medicine MindMed, Inc.(a)(b)	1,006	3,521
Nektar Therapeutics(a)	37,584	120,269
NGM Biopharmaceuticals, Inc.(a)	11,888	155,495
Nippon Shinyaku Co. Ltd.	400	20,409
Novartis AG, Registered Shares	6,702	510,940
Novo Nordisk A/S, Class B	4,980	496,097
Nuvation Bio, Inc.(a)	14,412	32,283
Ono Pharmaceutical Co. Ltd.	1,600	37,374
Optinose, Inc.(a)(b)	4,371	15,998
Oramed Pharmaceuticals, Inc.(a)	2,439	15,805
Organon & Co.	874	20,452
Orion OYJ, Class B	482	20,296
Otsuka Holdings Co. Ltd.	1,800	56,997
Pacira BioSciences, Inc.(a)(b)	1,431	76,115
Perrigo Co. PLC	458	16,332
Pfizer, Inc.	49,819	2,180,079
Phathom Pharmaceuticals, Inc.(a)	1,525	16,897
Phibro Animal Health Corp., Class A	6,136	81,547
Pliant Therapeutics, Inc.(a)	4,720	98,601
Prestige Consumer Healthcare, Inc.(a)(b)	4,366	217,558
Provention Bio, Inc.(a)	2,579	11,605
Reata Pharmaceuticals, Inc., Class A(a)(b)	3,921	98,535
Relmada Therapeutics, Inc.(a)	3,882	143,712
Revance Therapeutics, Inc.(a)(b)	9,124	246,348
Roche Holding AG	2,282	750,937
Royalty Pharma PLC, Class A	2,477	99,526
Sanofi	3,796	289,052
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	48,500	117,084
Shionogi & Co. Ltd.	1,000	48,294
Strides Pharma Science Ltd.	47,881	194,612
Sun Pharmaceutical Industries Ltd.	34,967	406,101
Supernus Pharmaceuticals, Inc.(a)	11,376	385,078
Takeda Pharmaceutical Co. Ltd.	5,900	153,210
TherapeuticsMD, Inc.(a)	745	4,947
Theravance Biopharma, Inc.(a)	4,402	44,636
Tricida, Inc.(a)(b)	10,962	114,882
UCB SA	337	23,387

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Viatris, Inc.	8,947	$76,228
Xeris Biopharma Holdings, Inc.(a)	14,566	22,723
Zoetis, Inc.	4,178	619,556
Zydus Lifesciences Ltd.	29,005	137,427

		25,896,037

Professional Services — 0.6%
ASGN, Inc.(a)	6,865	620,390
Bureau Veritas SA	1,501	33,589
CACI International, Inc., Class A(a)	80	20,885
CoStar Group, Inc.(a)	1,135	79,053
Dun & Bradstreet Holdings, Inc.(b)	549	6,802
Experian PLC	1,259	36,854
First Advantage Corp.(a)	10,686	137,101
Forrester Research, Inc.(a)	1,423	51,242
Franklin Covey Co.(a)	3,729	169,259
FTI Consulting, Inc.(a)	115	19,057
Heidrick & Struggles International, Inc.	5,963	154,978
Insperity, Inc.	10,282	1,049,689
KBR, Inc.(b)	12,157	525,426
Kelly Services, Inc., Class A	7,504	101,979
Kforce, Inc.	6,873	403,102
Korn Ferry	6,658	312,593
L&T Technology Services Ltd.(c)	4,655	202,845
ManpowerGroup, Inc.	186	12,032
Mistras Group, Inc.(a)	5,359	23,901
Nielsen Holdings PLC	1,231	34,123
Nihon M&A Center Holdings, Inc.	2,300	26,306
Recruit Holdings Co. Ltd.	4,500	129,625
RELX PLC	6,249	152,699
Science Applications International Corp.	193	17,067
Teleperformance	169	42,873
TransUnion	431	25,640
TriNet Group, Inc.(a)	5,100	363,222
Upwork, Inc.(a)	7,819	106,495
Verisk Analytics, Inc.	216	36,835

		4,895,662

Real Estate Management & Development — 0.6%
Aldar Properties PJSC	104,588	119,393
Altisource Portfolio Solutions SA(a)(b)	3,960	51,916
Anywhere Real Estate, Inc.(a)	16,395	132,964
Capitaland Investment Ltd.	7,800	18,766
CBRE Group, Inc., Class A(a)	4,578	309,061
China Overseas Land & Investment Ltd.	109,000	283,566
China Resources Land Ltd.	68,000	266,348
China Vanke Co. Ltd., Class H	136,800	247,575
CK Asset Holdings Ltd.	10,500	63,036
Compass, Inc., Class A(a)(b)	19,884	46,131
Country Garden Holdings Co. Ltd.	422,000	97,482
Country Garden Services Holdings Co. Ltd.	60,000	87,601
Cushman & Wakefield PLC(a)	20,364	233,168
Daito Trust Construction Co. Ltd.	500	46,771
Daiwa House Industry Co. Ltd.	2,200	44,732
DigitalBridge Group, Inc.(b)	13,249	165,745
Emaar Properties PJSC	118,183	185,444
eXp World Holdings, Inc.(b)	6,544	73,358
Henderson Land Development Co. Ltd.	8,000	22,402
Howard Hughes Corp.(a)	142	7,865
Jones Lang LaSalle, Inc.(a)	174	26,286
KE Holdings, Inc., ADR(a)(b)	19,986	350,155
Kennedy-Wilson Holdings, Inc.(b)	25,203	389,638
Lendlease Corp. Ltd.	6,822	39,002
Longfor Group Holdings Ltd.(c)	66,000	189,192

Security	Shares	Value

Real Estate Management & Development (continued)
Marcus & Millichap, Inc.	9,963	$326,587
Mitsubishi Estate Co. Ltd.	4,800	63,246
Mitsui Fudosan Co. Ltd.	3,900	74,295
Newmark Group, Inc., Class A(b)	9,381	75,611
Opendoor Technologies, Inc.(a)(b)	1,561	4,855
Redfin Corp.(a)	4,936	28,826
RMR Group, Inc., Class A	3,061	72,515
SM Prime Holdings, Inc.	344,300	176,438
Sun Hung Kai Properties Ltd.	7,000	77,254
Sunac China Holdings Ltd.(d)	245,000	62,423
Swire Properties Ltd.	14,800	31,839
Vonovia SE	1,876	40,487
Wharf Real Estate Investment Co. Ltd.	5,000	22,667
Zillow Group, Inc., Class A(a)	202	5,783
Zillow Group, Inc., Class C(a)(b)	2,495	71,382

		4,631,805

Road & Rail — 0.6%
ArcBest Corp.	2,871	208,808
Aurizon Holdings Ltd.	20,044	44,330
Avis Budget Group, Inc.(a)	102	15,143
Central Japan Railway Co.	700	82,174
CJ Logistics Corp.(a)	1,988	124,710
Covenant Logistics Group, Inc.	6,661	191,171
CSX Corp.	26,471	705,188
East Japan Railway Co.	1,200	61,541
Hankyu Hanshin Holdings, Inc.	1,500	45,144
Hertz Global Holdings, Inc.(a)	798	12,991
JB Hunt Transport Services, Inc.	2,484	388,547
Keio Corp.	500	18,220
Keisei Electric Railway Co. Ltd.	1,000	27,242
Kintetsu Group Holdings Co. Ltd.	600	19,976
Landstar System, Inc.(b)	639	92,252
Localiza Rent a Car SA	6,653	75,344
Lyft, Inc., Class A(a)	11,067	145,752
Marten Transport Ltd.	8,369	160,350
Norfolk Southern Corp.	818	171,494
Old Dominion Freight Line, Inc.(b)	485	120,654
Ryder System, Inc.	1,210	91,343
Saia, Inc.(a)	2,004	380,760
Schneider National, Inc., Class B	9,452	191,876
Tokyu Corp.	1,800	20,528
TuSimple Holdings, Inc., Class A(a)(b)	5,992	45,539
Uber Technologies, Inc.(a)	23,266	616,549
Union Pacific Corp.	2,570	500,687
Werner Enterprises, Inc.(b)	7,458	280,421
West Japan Railway Co.	1,000	38,224
XPO Logistics, Inc.(a)	332	14,781

		4,891,739

Semiconductors & Semiconductor Equipment — 4.3%
ACM Research, Inc., Class A(a)	2,634	32,820
Advanced Micro Devices, Inc.(a)	10,069	637,972
Advantest Corp.	2,600	120,070
Allegro MicroSystems, Inc.(a)	138	3,015
Ambarella, Inc.(a)	2,757	154,888
Amkor Technology, Inc.	20,659	352,236
Analog Devices, Inc.	15,950	2,222,473
Applied Materials, Inc.	11,245	921,303
ASE Technology Holding Co. Ltd.	257,000	638,927
ASM International NV	419	93,817
ASML Holding NV	724	299,938
Axcelis Technologies, Inc.(a)	4,184	253,383
Broadcom, Inc.	1,330	590,533

21

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc.(a)	195	$13,416
Daqo New Energy Corp., ADR(a)	1,331	70,649
Diodes, Inc.(a)	2,776	180,190
Enphase Energy, Inc.(a)	1,237	343,230
Entegris, Inc.	5,673	470,972
Eugene Technology Co. Ltd.	7,085	98,044
First Solar, Inc.(a)	365	48,278
Formosa Sumco Technology Corp.	19,000	81,032
Globalfoundries, Inc.(a)(b)	180	8,703
Infineon Technologies AG	15,745	344,564
Intel Corp.	54,311	1,399,594
Kinsus Interconnect Technology Corp.	79,000	228,863
KLA Corp.	2,225	673,352
Kulicke & Soffa Industries, Inc.	3,392	130,694
Lam Research Corp.	2,637	965,142
Lattice Semiconductor Corp.(a)	11,246	553,416
LONGi Green Energy Technology Co. Ltd., Class A	71,400	475,780
Marvell Technology, Inc.	3,820	163,916
MaxLinear, Inc.(a)	8,808	287,317
MediaTek, Inc.	66,000	1,138,923
Microchip Technology, Inc.(b)	1,981	120,900
Micron Technology, Inc.	3,320	166,332
MKS Instruments, Inc.	190	15,702
Monolithic Power Systems, Inc.(b)	219	79,585
NVIDIA Corp.(b)	16,842	2,044,450
NXP Semiconductors NV	1,135	167,424
ON Semiconductor Corp.(a)	1,505	93,807
Parade Technologies Ltd.	3,000	55,126
Photronics, Inc.(a)	8,440	123,393
Power Integrations, Inc.	6,090	391,709
Qorvo, Inc.(a)	429	34,067
Qualcomm, Inc.	8,906	1,006,200
Realtek Semiconductor Corp.	50,000	422,104
Renesas Electronics Corp.(a)	12,100	101,437
Rohm Co. Ltd.	1,800	117,965
Semtech Corp.(a)	26,021	765,278
Silicon Laboratories, Inc.(a)(b)	13,027	1,608,053
Skyworks Solutions, Inc.	684	58,325
SMART Global Holdings, Inc.(a)	2,646	41,992
SolarEdge Technologies, Inc.(a)	904	209,240
STMicroelectronics NV	4,118	127,976
Synaptics, Inc.(a)	3,977	393,763
Taiwan Semiconductor Manufacturing Co. Ltd.	708,000	9,384,817
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	14,235	975,952
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,800	117,415
Teradyne, Inc.	290	21,793
Texas Instruments, Inc.	3,805	588,938
Tokyo Electron Ltd.	200	49,279
Ultra Clean Holdings, Inc.(a)	3,226	83,069
United Microelectronics Corp.	429,000	480,092
United Microelectronics Corp., ADR(b)	19,289	107,440
Universal Display Corp.	149	14,058
Veeco Instruments, Inc.(a)(b)	2,605	47,724
Wolfspeed, Inc.(a)	397	41,034

		34,053,889

Software — 5.0%
8x8, Inc.(a)	17,333	59,799
ACI Worldwide, Inc.(a)	20,511	428,680
Adobe, Inc.(a)	6,508	1,791,002
Alarm.com Holdings, Inc.(a)	4,600	298,356

Security	Shares	Value

Software (continued)
Alkami Technology, Inc.(a)	1,779	$26,774
Alteryx, Inc., Class A(a)	202	11,280
ANSYS, Inc.(a)	1,305	289,318
Appfolio, Inc., Class A(a)(b)	2,673	279,917
Appian Corp., Class A(a)(b)	4,672	190,758
Asana, Inc., Class A(a)(b)	11,038	245,375
Aspen Technology, Inc.(a)	96	22,867
Atlassian Corp. PLC, Class A(a)	480	101,083
Autodesk, Inc.(a)	602	112,454
Avalara, Inc.(a)	797	73,165
AVEVA Group PLC	621	21,426
Bill.com Holdings, Inc.(a)(b)	584	77,304
Birlasoft Ltd.	57,420	196,828
Black Knight, Inc.(a)	598	38,709
Blackline, Inc.(a)(b)	2,712	162,449
Blend Labs, Inc., Class A(a)	21,468	47,444
Box, Inc., Class A(a)(b)	30,707	748,944
BTRS Holdings, Inc., Class 1(a)	20,980	194,275
C3.ai, Inc., Class A(a)	11,613	145,162
Cadence Design Systems, Inc.(a)	1,285	210,008
Cerence, Inc.(a)	1,840	28,980
Ceridian HCM Holding, Inc.(a)	9,859	550,921
Citrix Systems, Inc.	556	57,768
Clear Secure, Inc., Class A(a)	5,087	116,289
CommVault Systems, Inc.(a)	4,136	219,373
Confluent, Inc., Class A(a)(b)	426	10,126
Couchbase, Inc.(a)	2,408	34,362
Coupa Software, Inc.(a)	1,011	59,447
Crowdstrike Holdings, Inc., Class A(a)	2,092	344,782
Dassault Systemes SE	2,619	90,421
Datadog, Inc., Class A(a)	903	80,168
Digital Turbine, Inc.(a)(b)	9,336	134,532
DocuSign, Inc.(a)	4,494	240,294
Dolby Laboratories, Inc., Class A	220	14,333
Domo, Inc., Class B(a)	6,993	125,804
DoubleVerify Holdings, Inc.(a)(b)	200	5,470
Duck Creek Technologies, Inc.(a)	3,114	36,901
E2open Parent Holdings, Inc.(a)	3,919	23,788
Elastic NV(a)	257	18,437
EngageSmart, Inc.(a)	10,028	207,479
Envestnet, Inc.(a)	2,062	91,553
Everbridge, Inc.(a)	2,320	71,642
Five9, Inc.(a)	232	17,395
Fortinet, Inc.(a)	2,083	102,338
Guidewire Software, Inc.(a)(b)	526	32,391
HubSpot, Inc.(a)(b)	790	213,395
Informatica, Inc., Class A(a)(b)	115	2,308
InterDigital, Inc.(b)	894	36,135
Intuit, Inc.	3,178	1,230,903
Jamf Holding Corp.(a)	184	4,077
KnowBe4, Inc., Class A(a)	4,938	102,760
Latch, Inc.(a)(b)	21,975	20,955
LivePerson, Inc.(a)	23,752	223,744
LiveRamp Holdings, Inc.(a)	8,516	154,651
Manhattan Associates, Inc.(a)	1,385	184,247
Marin Software, Inc.(a)	1,610	2,061
Matterport, Inc.(a)(b)	27,850	105,551
Microsoft Corp.	69,008	16,071,963
MicroStrategy, Inc., Class A(a)(b)	523	111,012
Model N, Inc.(a)	7,241	247,859
Momentive Global, Inc.(a)	18,018	104,685
Monday.com Ltd.(a)	188	21,308

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
nCino, Inc.(a)	192	$6,549
NCR Corp.(a)	437	8,307
Nemetschek SE	494	23,449
New Relic, Inc.(a)	179	10,271
Nutanix, Inc., Class A(a)	728	15,164
Olo, Inc., Class A(a)	4,705	37,169
Oracle Corp.	4,356	266,021
Oracle Corp. Japan	1,300	68,907
Oracle Financial Services Software Ltd.	4,490	163,675
PagerDuty, Inc.(a)	16,616	383,331
Palantir Technologies, Inc., Class A(a)	5,569	45,276
Palo Alto Networks, Inc.(a)	1,561	255,676
Paycom Software, Inc.(a)	659	217,463
Paycor HCM, Inc.(a)	162	4,789
Paylocity Holding Corp.(a)	323	78,030
Pegasystems, Inc.(b)	140	4,500
Ping Identity Holding Corp.(a)	2,370	66,526
Procore Technologies, Inc.(a)	204	10,094
Progress Software Corp.	4,319	183,773
PROS Holdings, Inc.(a)	6,539	161,513
Q2 Holdings, Inc.(a)	8,165	262,913
Qualys, Inc.(a)	2,789	388,759
Rapid7, Inc.(a)	12,766	547,661
RingCentral, Inc., Class A(a)	11,086	442,997
Roper Technologies, Inc.	433	155,724
Sage Group PLC	11,887	91,608
Salesforce, Inc.(a)	13,402	1,927,744
SAP SE	4,189	341,383
Sapiens International Corp. NV(b)	2,080	39,894
SentinelOne, Inc., Class A(a)	587	15,004
ServiceNow, Inc.(a)	2,852	1,076,944
Smartsheet, Inc., Class A(a)	416	14,294
Splunk, Inc.(a)	2,744	206,349
Sprout Social, Inc., Class A(a)	4,775	289,747
SPS Commerce, Inc.(a)	2,965	368,342
Sumo Logic, Inc.(a)	20,313	152,347
Synchronoss Technologies, Inc.(a)(b)	11,580	13,201
Synopsys, Inc.(a)	443	135,341
Temenos AG, Registered Shares	411	27,708
Tenable Holdings, Inc.(a)	11,527	401,140
Teradata Corp.(a)	361	11,213
Trend Micro, Inc.	400	21,545
Tyler Technologies, Inc.(a)	295	102,512
UiPath, Inc., Class A(a)	1,278	16,116
Unity Software, Inc.(a)(b)	415	13,222
Upland Software, Inc.(a)	1,424	11,577
Varonis Systems, Inc.(a)	21,884	580,364
Verint Systems, Inc.(a)(b)	9,610	322,704
Viant Technology, Inc., Class A(a)	1,855	7,810
VMware, Inc., Class A	1,625	172,997
WiseTech Global Ltd.	1,271	41,527
Workday, Inc., Class A(a)	3,580	544,948
Workiva, Inc.(a)(b)	6,781	527,562
Xero Ltd.(a)	1,189	55,023
Yext, Inc.(a)	34,463	153,705
Zendesk, Inc.(a)	795	60,499
Zeta Global Holdings Corp., Class A(a)(b)	8,813	58,254
Zoom Video Communications, Inc., Class A(a)	850	62,551

Security	Shares	Value

Software (continued)
Zscaler, Inc.(a)	2,026	$333,014
Zuora, Inc., Class A(a)	26,156	193,031

		39,525,742

Specialty Retail — 1.8%
Aaron’s Co., Inc.(b)	8,569	83,291
Abu Dhabi National Oil Co. for Distribution PJSC	59,088	71,424
Academy Sports & Outdoors, Inc.(b)	4,539	191,455
Advance Auto Parts, Inc.(b)	413	64,568
American Eagle Outfitters, Inc.	16,041	156,079
Asbury Automotive Group, Inc.(a)	1,307	197,488
AutoNation, Inc.(a)(b)	5,591	569,555
AutoZone, Inc.(a)	209	447,663
Best Buy Co., Inc.(b)	6,233	394,798
Boot Barn Holdings, Inc.(a)	2,135	124,812
Burlington Stores, Inc.(a)	1,346	150,604
CarMax, Inc.(a)	1,029	67,935
Carvana Co.(a)(b)	361	7,328
Chico’s FAS, Inc.(a)	14,346	69,435
Children’s Place, Inc.(a)	1,606	49,609
China Meidong Auto Holdings Ltd.	40,000	63,298
China Yongda Automobiles Services Holdings Ltd.	306,000	163,963
Conn’s, Inc.(a)	6,033	42,714
Designer Brands, Inc., Class A(b)	8,172	125,113
Dick’s Sporting Goods, Inc.(b)	760	79,526
Fast Retailing Co. Ltd.	200	105,989
Five Below, Inc.(a)	189	26,020
Floor & Decor Holdings, Inc., Class A(a)	349	24,521
Foot Locker, Inc.(b)	7,703	239,794
Foschini Group Ltd.	27,342	177,708
GameStop Corp., Class A(a)(b)	884	22,215
Gap, Inc.(b)	690	5,665
Group 1 Automotive, Inc.(b)	1,789	255,594
H & M Hennes & Mauritz AB, B Shares	2,310	21,356
Haverty Furniture Cos., Inc.(b)	4,804	119,620
Home Depot, Inc.	10,363	2,859,566
Home Product Center PCL, NVDR	825,400	293,887
Industria de Diseno Textil SA	1,564	32,276
Kingfisher PLC	22,637	55,103
Leslie’s, Inc.(a)	542	7,973
Lithia Motors, Inc.(b)	99	21,240
Lowe’s Cos., Inc.(b)	7,641	1,435,056
MarineMax, Inc.(a)	5,718	170,339
Mr Price Group Ltd.	9,734	92,737
Murphy USA, Inc.	2,991	822,256
National Vision Holdings, Inc.(a)(b)	6,794	221,824
Nitori Holdings Co. Ltd.	300	25,176
ODP Corp.(a)	3,251	114,273
O’Reilly Automotive, Inc.(a)	346	243,359
Penske Automotive Group, Inc.(b)	2,645	260,347
Petco Health & Wellness Co., Inc.(a)(b)	190	2,120
RH(a)(b)	60	14,764
Ross Stores, Inc.	4,931	415,535
Shift Technologies, Inc.(a)(b)	3,044	2,131
Shinsegae International, Inc.	5,443	101,770
Shoe Carnival, Inc.(b)	3,420	73,325
Signet Jewelers Ltd.(b)	8,472	484,514
Sonic Automotive, Inc., Class A(b)	4,971	215,244
TJX Cos., Inc.	11,316	702,950
Tractor Supply Co.(b)	261	48,515
Truworths International Ltd.	79,923	219,290

23

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ulta Beauty, Inc.(a)	1,029	$412,825
Urban Outfitters, Inc.(a)	15,212	298,916
Via SA(a)	212,331	125,564
Victoria’s Secret & Co.(a)	256	7,455
Warby Parker, Inc., Class A(a)	4,321	57,642
Williams-Sonoma, Inc.(b)	241	28,402
Zhongsheng Group Holdings Ltd.	52,000	206,197

		14,191,711

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	124,864	17,256,205
Canon, Inc.	2,300	50,238
Chicony Electronics Co. Ltd.	82,000	212,246
Dell Technologies, Inc., Class C	7,561	258,359
FUJIFILM Holdings Corp.	3,100	141,592
Hewlett Packard Enterprise Co.	49,076	587,930
HP, Inc.(b)	4,708	117,323
Lenovo Group Ltd.	314,000	217,192
Lite-On Technology Corp.	36,000	72,204
Logitech International SA, Registered Shares	1,139	52,072
NetApp, Inc.	3,455	213,692
Pegatron Corp.	108,000	198,224
Pure Storage, Inc., Class A(a)	2,086	57,094
Samsung Electronics Co. Ltd.	160,772	5,903,426
Super Micro Computer, Inc.(a)	6,253	344,353
Xerox Holdings Corp.(b)	18,400	240,672

		25,922,822

Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG	251	28,855
Aditya Birla Fashion and Retail Ltd.(a)	76,902	327,353
Anta Sports Products Ltd.	44,400	466,057
Bosideng International Holdings Ltd.	266,000	131,175
Capri Holdings Ltd.(a)	495	19,028
Carter’s, Inc.(b)	137	8,978
Cie Financiere Richemont SA, Class A, Registered Shares	1,384	130,643
Columbia Sportswear Co.	134	9,018
Crocs, Inc.(a)	6,849	470,252
Culp, Inc.(b)	3,408	14,859
Deckers Outdoor Corp.(a)	93	29,073
Feng TAY Enterprise Co. Ltd.	24,000	118,712
G-III Apparel Group Ltd.(a)	7,827	117,014
Hanesbrands, Inc.(b)	1,189	8,275
Hermes International	77	90,561
Kering SA	194	86,048
Kontoor Brands, Inc.(b)	6,635	223,002
Li Ning Co. Ltd.	26,500	201,079
Lululemon Athletica, Inc.(a)	2,885	806,531
LVMH Moet Hennessy Louis Vuitton SE	826	486,989
Makalot Industrial Co. Ltd.	88,000	505,958
NIKE, Inc., Class B	5,678	471,955
Oxford Industries, Inc.(b)	2,345	210,534
Pou Chen Corp.	160,000	143,020
PVH Corp.	239	10,707
Ralph Lauren Corp.(b)	2,321	197,123
Shenzhou International Group Holdings Ltd.	13,300	102,697
Skechers USA, Inc., Class A(a)	451	14,306
Steven Madden Ltd.	9,452	252,085
Tapestry, Inc.	910	25,871

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A(a)	646	$4,296
Under Armour, Inc., Class C(a)	700	4,172

		5,716,226

Thrifts & Mortgage Finance — 0.4%
Axos Financial, Inc.(a)	3,413	116,827
Essent Group Ltd.	30,207	1,053,318
Federal Agricultural Mortgage Corp., Class C	4,861	481,920
Flagstar Bancorp, Inc.	3,507	117,134
FS Bancorp, Inc.	3,121	85,078
Merchants Bancorp	8,869	204,608
MGIC Investment Corp.	1,093	14,012
Mr. Cooper Group, Inc.(a)	3,931	159,206
New York Community Bancorp, Inc.	1,546	13,187
NMI Holdings, Inc., Class A(a)	15,047	306,507
OP Bancorp	8,867	98,601
Radian Group, Inc.	23,192	447,374
Rocket Cos., Inc., Class A(b)	462	2,920
Southern Missouri Bancorp, Inc.	5,497	280,512
TFS Financial Corp.	169	2,197
UWM Holdings Corp.(b)	294	861
Western New England Bancorp, Inc.	10,176	82,731

		3,466,993

Tobacco — 0.3%
Altria Group, Inc.	11,662	470,912
British American Tobacco PLC	6,501	233,110
Imperial Brands PLC	3,317	68,207
ITC Ltd.	155,500	631,988
Japan Tobacco, Inc.	4,200	69,017
KT&G Corp.	3,430	207,103
Philip Morris International, Inc.	3,513	291,614
Swedish Match AB	5,959	58,945
Turning Point Brands, Inc.	2,708	57,491
Vector Group Ltd.	5,414	47,697

		2,136,084

Trading Companies & Distributors — 0.7%
Adani Enterprises Ltd.	5,115	215,877
Air Lease Corp.(b)	367	11,381
Applied Industrial Technologies, Inc.	9,128	938,176
Beacon Roofing Supply, Inc.(a)	3,273	179,099
BlueLinx Holdings, Inc.(a)	647	40,179
Boise Cascade Co.	4,419	262,754
Brenntag SE	1,010	61,056
Core & Main, Inc., Class A(a)	193	4,389
GATX Corp.(b)	4,425	376,789
GMS, Inc.(a)	7,696	307,917
H&E Equipment Services, Inc.	2,629	74,506
Herc Holdings, Inc.	3,289	341,661
ITOCHU Corp.(b)	6,200	149,655
Karat Packaging, Inc.(a)	3,924	62,745
LX International Corp.	5,569	150,300
McGrath RentCorp	283	23,732
Mitsubishi Corp.	1,600	43,760
Mitsui & Co. Ltd.(b)	1,600	34,048
MonotaRO Co. Ltd.	2,700	41,431
MRC Global, Inc.(a)	21,662	155,750
MSC Industrial Direct Co., Inc., Class A	154	11,213
NOW, Inc.(a)	6,683	67,164
Reece Ltd.(b)	2,830	25,431
Rush Enterprises, Inc., Class A	23,868	1,046,850
SiteOne Landscape Supply, Inc.(a)(b)	4,095	426,453

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Titan Machinery, Inc.(a)	4,074	$115,131
United Rentals, Inc.(a)	518	139,922
Univar Solutions, Inc.(a)	573	13,030
W.W.Grainger, Inc.	102	49,897
Watsco, Inc.(b)	112	28,836
WESCO International, Inc.(a)	2,854	340,710

		5,739,842

Transportation Infrastructure — 0.1%
Aena SME SA(a)(c)	136	14,114
Aeroports de Paris(a)	465	53,736
Atlantia SpA	2,232	49,251
China Merchants Port Holdings Co. Ltd.	38,000	47,728
COSCO SHIPPING Ports Ltd.	104,000	65,458
Getlink SE	1,693	26,254
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,818	86,175
International Container Terminal Services, Inc.	80,060	213,510
Malaysia Airports Holdings Bhd(a)	79,000	95,092
Saudi Industrial Services Co.	18,696	105,402

		756,720

Water Utilities — 0.1%
American Water Works Co., Inc.	2,316	301,450
Beijing Enterprises Water Group Ltd.	308,000	70,634
Cia de Saneamento de Minas Gerais-COPASA	91,252	223,294
Essential Utilities, Inc.	1,791	74,112
Guangdong Investment Ltd.	146,000	116,991
Severn Trent PLC	4,221	110,344
United Utilities Group PLC	10,451	103,195

		1,000,020

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series L	610,955	504,490
Axiata Group Bhd	164,700	92,620
Far EasTone Telecommunications Co. Ltd.	32,000	72,811
Maxis Bhd	99,000	74,683
MTN Group Ltd.(e)	70,268	463,627
Turkcell Iletisim Hizmetleri A/S	48,794	51,854
U.S. Cellular Corp.(a)	10,898	283,675
Vodacom Group Ltd.	7,847	52,725

		1,596,485

Total Common Stocks — 84.7% (Cost: $698,356,875)		669,335,881

Preferred Securities

Preferred Stocks — 0.5%

Airlines — 0.0%
Azul SA, Preference Shares(a)	58,626	159,978

Automobiles — 0.0%
Porsche Automobil Holding SE, Preference Shares	519	29,242
Volkswagen AG, Preference Shares	937	114,494

		143,736

Banks — 0.2%
Banco Bradesco SA, Preference Shares	202,438	744,551
Itau Unibanco Holding SA, Preference Shares	127,960	665,615

		1,410,166

Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA, Preference B Shares	47,186	394,940
Cia Energetica de Minas Gerais, Preference Shares	56,225	112,151

		507,091

Security	Shares	Value

Entertainment — 0.0%
AMC Entertainment Holdings, Inc.(a)(b)	1,897	$5,141

Health Care Equipment & Supplies — 0.0%
Sartorius AG, Preference Shares	153	52,923

Household Products — 0.0%
Henkel AG & Co. KGaA, Preference Shares	1,068	63,425

Metals & Mining — 0.0%
Gerdau SA, Preference Shares	34,092	154,459
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	118,585	165,314

		319,773

Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA, Preference Shares	256,623	1,417,662

Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, Preference Shares, 07/26/81(a)	7	132

Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A(a)(f)	1,463	39,428

		4,119,455

Total Preferred Securities — 0.5% (Cost: $4,061,867)		4,119,455

Rights

Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	9,596

Total Rights — 0.0% (Cost: $3,539)		9,596

Total Long-Term Investments — 85.2% (Cost: $702,422,281)		673,464,932

Short-Term Securities

Money Market Funds — 21.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)(g)(h)	65,068,538	65,088,058
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(g)(h)	105,417,534	105,417,534

Total Short-Term Securities — 21.6% (Cost: $170,476,210)		170,505,592

Total Investments — 106.8% (Cost: $872,898,491)		843,970,524
Liabilities in Excess of Other Assets — (6.8)%		(53,536,282)

Net Assets — 100.0%		$790,434,242

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.

25

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$48,721,610	$16,365,270	(a)	$—		$(20,195)	$21,373	$65,088,058	65,068,538	$23,926	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	112,285,491	—		(6,867,957	)(a)	—	—	105,417,534	105,417,534	651,238		—

						$(20,195)	$21,373	$170,505,592		$675,164		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	81	12/16/22	$3,530	$(444,437)
Russell 2000 E-Mini Index	13	12/16/22	1,085	(120,227)
S&P 500 E-Mini Index	413	12/16/22	70,049	(6,492,491)

				(7,057,155)

Short Contracts
MSCI EAFE Index	460	12/16/22	38,194	4,408,567
MSCI Emerging Markets Index	1,572	12/16/22	68,500	8,140,800
Russell 2000 E-Mini Index	2,215	12/16/22	184,930	20,190,203

				32,739,570

				$25,682,415

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	651,786	AUD	945,000	Bank of America N.A.	12/21/22	$46,501
USD	137,080	CAD	178,000	Morgan Stanley & Co. International PLC	12/21/22	8,175
USD	5,852	GBP	5,000	Bank of America N.A.	12/21/22	263
USD	697,126	NOK	6,865,000	Bank of America N.A.	12/21/22	65,458
USD	403,453	SGD	563,000	Bank of America N.A.	12/21/22	11,048

						131,445

CHF	840,000	USD	887,299	Bank of America N.A.	12/21/22	(29,114)
EUR	478,000	USD	486,666	Morgan Stanley & Co. International PLC	12/21/22	(15,340)
JPY	137,267,000	USD	971,243	Morgan Stanley & Co. International PLC	12/21/22	(14,380)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	118,000	USD	72,401	Morgan Stanley & Co. International PLC	12/21/22	$(6,333)
SEK	7,500,000	USD	717,940	Morgan Stanley & Co. International PLC	12/21/22	(38,782)

						(103,949)

						$27,496

OTC Total Return Swaps

										Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
					Effective	Termination	Notional
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.22%, 3.07%	Quarterly	Citibank N.A.	N/A	11/08/22	USD	(28,231)	$3,522,120	$—	$3,522,120
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.17%, 3.07%	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/22	USD	(28,231)	3,520,081	—	3,520,081
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.18%, 3.07%	Quarterly	Merrill Lynch International	N/A	11/08/22	USD	(28,231)	3,520,489	—	3,520,489
1-Day SOFR plus 0.33%, 3.07%	Quarterly	Russell 1000 Index	Quarterly	Goldman Sachs International	N/A	11/08/22	USD	124,034	(16,956,003)	—	(16,956,003)
1-Day SOFR plus 0.28%, 3.07%	Quarterly	Russell 1000 Index	Quarterly	Citibank N.A.	N/A	11/08/22	USD	124,034	(16,947,045)	—	(16,947,045)
1-Day SOFR plus 0.51%, 3.07%	Quarterly	Russell 1000 Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/22	USD	124,034	(16,988,253)	—	(16,988,253)
1-Day SOFR plus 0.30%, 3.07%	Quarterly	Russell 1000 Index	Quarterly	Merrill Lynch International	N/A	11/08/22	USD	124,034	(16,950,628)	—	(16,950,628)
MSCI Emerging Markets	Quarterly	1-Day SOFR minus 0.22%, 3.07%	Quarterly	Goldman Sachs International	N/A	02/07/23	USD	(27,979)	3,472,890	—	3,472,890

									$(53,806,349)	$—	$(53,806,349)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

27

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,844,855	$545,597	$—	$9,390,452
Air Freight & Logistics	3,872,391	972,797	—	4,845,188
Airlines	859,951	447,004	—	1,306,955
Auto Components	2,897,239	1,158,532	—	4,055,771
Automobiles	8,734,823	5,653,365	—	14,388,188
Banks	28,436,193	25,963,198	23	54,399,414
Beverages	8,728,719	3,665,979	—	12,394,698
Biotechnology	24,146,449	1,496,354	3,480	25,646,283
Building Materials	—	178	—	178
Building Products	5,546,028	399,931	—	5,945,959
Capital Markets	9,032,375	1,721,392	—	10,753,767
Chemicals	9,653,646	5,703,836	2	15,357,484
Commercial Services & Supplies	2,089,567	193,659	—	2,283,226
Communications Equipment	1,895,028	1,206,152	—	3,101,180
Construction & Engineering	3,136,505	1,909,588	—	5,046,093
Construction Materials	633,886	569,871	—	1,203,757
Consumer Finance	6,638,652	732,390	—	7,371,042
Containers & Packaging	434,121	—	—	434,121
Distributors	351,085	37,198	—	388,283
Diversified Consumer Services	2,202,614	105,542	—	2,308,156
Diversified Financial Services	5,211,355	3,275,257	—	8,486,612
Diversified Telecommunication Services	1,798,952	2,036,442	—	3,835,394
Electric Utilities	8,145,797	1,890,919	888	10,037,604
Electrical Equipment	3,551,491	3,955,610	—	7,507,101
Electronic Equipment, Instruments & Components	5,768,268	6,380,157	—	12,148,425
Energy Equipment & Services	4,986,834	24,209	—	5,011,043
Entertainment	3,689,693	1,838,198	—	5,527,891
Equity Real Estate Investment Trusts (REITs)	18,625,377	849,976	—	19,475,353
Food & Staples Retailing	6,127,832	2,410,398	—	8,538,230
Food Products	6,283,494	3,907,499	—	10,190,993
Gas Utilities	2,204,549	2,224,704	—	4,429,253
Health Care Equipment & Supplies	13,011,168	1,143,481	—	14,154,649
Health Care Providers & Services	14,316,588	2,125,189	—	16,441,777
Health Care Technology	2,850,270	44,675	—	2,894,945
Hotels, Restaurants & Leisure	8,379,089	995,371	—	9,374,460
Household Durables	3,846,554	1,015,942	—	4,862,496
Household Products	5,779,935	181,840	—	5,961,775
Independent Power and Renewable Electricity Producers	3,055,070	842,770	—	3,897,840
Industrial Conglomerates	39,906	1,651,310	—	1,691,216
Insurance	8,769,065	4,288,541	—	13,057,606
Interactive Media & Services	13,681,853	8,353,654	—	22,035,507
Internet & Direct Marketing Retail	10,286,799	8,911,732	—	19,198,531
IT Services	15,624,875	4,850,744	—	20,475,619
Leisure Products	385,691	—	—	385,691
Life Sciences Tools & Services	7,238,019	905,777	—	8,143,796
Machinery	15,324,970	1,569,584	—	16,894,554
Marine	517,988	682,003	—	1,199,991
Media	5,356,879	149,649	—	5,506,528
Metals & Mining	5,671,280	4,507,142	112	10,178,534
Mortgage Real Estate Investment Trusts (REITs)	608,573	—	—	608,573
Multiline Retail	3,402,670	918,619	—	4,321,289
Multi-Utilities	6,175,563	502,168	—	6,677,731
Oil, Gas & Consumable Fuels	18,328,109	8,525,166	45	26,853,320
Paper & Forest Products	363,318	181,274	—	544,592
Personal Products	1,953,132	1,791,858	—	3,744,990
Pharmaceuticals	19,305,462	6,588,545	2,030	25,896,037
Professional Services	4,270,871	624,791	—	4,895,662

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Real Estate Management & Development	$2,371,846	$2,197,536	$62,423	$4,631,805
Road & Rail	4,409,650	482,089	—	4,891,739
Semiconductors & Semiconductor Equipment	19,775,764	14,278,125	—	34,053,889
Software	38,324,474	1,201,268	—	39,525,742
Specialty Retail	12,561,537	1,630,174	—	14,191,711
Technology Hardware, Storage & Peripherals	19,075,628	6,847,194	—	25,922,822
Textiles, Apparel & Luxury Goods	2,897,079	2,819,147	—	5,716,226
Thrifts & Mortgage Finance	3,466,993	—	—	3,466,993
Tobacco	867,714	1,268,370	—	2,136,084
Trading Companies & Distributors	5,168,584	571,258	—	5,739,842
Transportation Infrastructure	191,577	565,143	—	756,720
Water Utilities	598,856	401,164	—	1,000,020
Wireless Telecommunication Services	788,165	808,320	—	1,596,485
Preferred Securities
Preferred Stocks
Airlines	159,978	—	—	159,978
Automobiles	—	143,736	—	143,736
Banks	1,410,166	—	—	1,410,166
Electric Utilities	507,091	—	—	507,091
Entertainment	5,141	—	—	5,141
Health Care Equipment & Supplies	—	52,923	—	52,923
Household Products	—	63,425	—	63,425
Metals & Mining	319,773	—	—	319,773
Oil, Gas & Consumable Fuels	1,417,662	—	—	1,417,662
Real Estate Management & Development	—	132	—	132
Trading Companies & Distributors	39,428	—	—	39,428
Rights	9,596	—	—	9,596
Short-Term Securities
Money Market Funds	170,505,592	—	—	170,505,592

	$667,943,760	$175,957,761	$69,003	$843,970,524

Derivative Financial Instruments(a)
Assets
Equity Contracts	$36,212,460	$10,562,690	$—	$46,775,150
Foreign Currency Exchange Contracts	—	131,445	—	131,445
Liabilities
Equity Contracts	(57,910,831)	(16,988,253)	—	(74,899,084)
Foreign Currency Exchange Contracts	—	(103,949)	—	(103,949)

	$(21,698,371)	$(6,398,067)	$—	$(28,096,438)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

Currency Abbreviation (continued)

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVA	Certificaten Van Aandelen (Dutch Certificate)

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

29

Schedule of Investments (unaudited) (continued) September 30, 2022	Diversified Equity Master Portfolio

Portfolio Abbreviation (continued)

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SRF	State Revolving Fund

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	30